No Load Class

                  May 1, 2002 Prospectus www.kineticsfunds.com
                (as supplemented
                  May 29, 2002)


                                The Internet Fund

                        The Internet Emerging Growth Fund

                              The New Paradigm Fund

                                The Medical Fund

                                 The Energy Fund

                        The Small Cap Opportunities Fund

                  Each a series of Kinetics Mutual Funds, Inc.

                       [LOGO] Kinetics Mutual Funds, Inc.








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.


                                Table of Contents


Overview.......................................................................2
The Internet Fund..............................................................4
The Internet Emerging Growth Fund..............................................9
The New Paradigm Fund.........................................................15
The Medical Fund..............................................................20
The Energy Fund...............................................................26
The Small Cap Opportunities Fund..............................................31
Main Risks of Investing in each of the Funds..................................35
Management of the Funds and the Portfolios....................................38
Valuation of Fund Shares......................................................40
How to Purchase Shares........................................................41
How to Redeem Shares..........................................................43
Exchange Privilege............................................................45
Distributions and Taxes.......................................................45
Distribution of Shares........................................................46
Unique Characteristics of Master/Feeder Fund Structure........................47
Counsel and Independent Accountants...........................................48
Financial Highlights..........................................................50




[LOGO] Kinetics Mutual Funds, Inc.

Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Investment Adviser
Kinetics Asset Management, Inc.


Minimum Initial Investment
$2,500



 May 1, 2002
(as supplemented
  May 29, 2002)



OVERVIEW

This combined Prospectus discusses the No Load classes of each of the following series (each a "Fund" and collectively the "Funds" of Kinetics Mutual Funds, Inc. (the "Company")). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Portfolio" and collectively the "Portfolios") of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of Master/Feeder Fund Structure."

The Internet Fund (the "Internet Fund") seeks to provide investors with long-term capital growth by investing in The Internet Portfolio (the "Internet Portfolio"). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and a broad range of Internet-related activities.

The Internet Emerging Growth Fund (the "Emerging Growth Fund") seeks to provide investors with long-term capital growth by investing in The Internet Emerging Growth Portfolio (the "Emerging Growth Portfolio"). The Emerging Growth
Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in business on the Internet and Internet-related activities.

The New Paradigm Fund (the "New Paradigm Fund") seeks to provide investors with long-term capital growth by investing in The New Paradigm Portfolio (the "New Paradigm Portfolio"). The New Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued with high returns on equity, as well as, well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies' assets. The driver of appreciation for the classical value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock's worth by the market, an external factor.

The Medical Fund (the "Medical Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Medical Portfolio (the "Medical Portfolio"). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development.

The Energy Fund (the "Energy Fund") seeks to obtain its investment objective by investing all of its investable assets in The Energy Portfolio (the "Energy Portfolio"). The Energy Portfolio invests primarily in the equity securities of domestic and foreign companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related disciplines.

The Small Cap Opportunities Fund (the "Small Cap Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage, or companies with sound fundamentals that have experienced a short-term earnings shortfall.


The Statement of Additional Information contains more information about the Funds and the types of securities in which they may invest.


Who May Want to Invest

Each Fund may be appropriate for investors who:

o    wish to invest for the long term
o    want to diversify their portfolios
o want to allocate some portion of their long-term investments to growth equity investing
o    are willing to accept the volatility associated with equity investing



THE INTERNET FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.


Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of U.S. and foreign companies that provide products or services designed for the Internet or are otherwise engaged in Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the investment adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Internet Portfolio's investment criteria. Such companies include, but are not limited to, the following:

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.
o Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.
o Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.
o Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.
o Internet Service Providers: Companies that provide users with access to the Internet.
o Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.
o Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.
o E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.
o Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.


Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.


Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser including, the current investment adviser, to manage the Internet Fund's assets directly.


Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio's assets.

o Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio's shares and therefore, the Internet Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.


Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the Internet Fund's returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Internet Fund's No Load class, before and after taxes, is not necessarily an indication of how the Internet Fund's No Load class or the Internet Portfolio will perform in the future.

                        Calendar Year Returns as of 12/31


1997:   12.74%
1998:  196.14%
1999:  216.50%
2000:  -51.50%
2001:   -9.62%


Best Quarter:                         Q1          1999         93.07%
Worst Quarter:                        Q2          2000        -33.42%

The total return for the No Load class from January 1, 2002 to March 31, 2002 was - 4.72%.

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
--------------------------------------------------------------------------------
                                           1 Year  3 Years  5 Years   Since
                                                                    Inception(1)
--------------------------------------------------------------------------------
The Internet Fund (WWWFX)      No Load
  Return before taxes                      -9.62%   11.53%   35.88%   32.75%
  Return after taxes on distributions      -9.62%   11.53%   35.88%   32.75%
  Return after taxes on distributions and  -5.86%    9.42%   31.32%   28.55%
  sale of fund shares
S&P 500 Index(2)                          -11.89%   -1.03%   10.69%   11.24%
NASDAQ Composite Index(3)                 -20.82%   -3.58%    8.94%    9.40%
--------------------------------------------------------------------------------

(1) The Internet Fund's No Load class commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Internet Fund's No Load class. Returns shown include the reinvestment of all dividends.
(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Internet Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.



Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses(2)                                     No Load
(fees paid directly from your investment)                                Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) None
Maximum Sales Charge (Load) on Reinvested Dividends                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee(3)                                                          None
Maximum Account Fee(4)                                                   None


--------------------------------------------------------------------------------
Annual Operating Expenses                                               No Load
(expenses deducted from Fund assets)                                     Class
--------------------------------------------------------------------------------
Management Fees(5)                                                       1.25%
Distribution (Rule 12b-1) Fees                                           None
Other Expenses                                                           1.12%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     2.37%
--------------------------------------------------------------------------------

(1) This fee table reflects the aggregate expenses of the Internet Fund and the proportionate share of the Internet Portfolio allocated to the Internet Fund.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The Internet Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.
(5) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.

Example

This Example is intended to help you compare the cost of investing in the No Load class of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

                          1 Year     3 Years     5 Years     10 Years
      No Load Class        $240        $739       $1,265      $2,706



THE INTERNET EMERGING GROWTH FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Emerging Growth Fund is long-term growth of capital.


Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the investment adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

o Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o Internet Service Providers: Companies that provide users with access to the Internet.

o Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

o Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

o E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.


Temporary Investments
To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Emerging Growth Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Emerging Growth Portfolio engages in a temporary, defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.


Fund Structure
The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current investment adviser, to manage the Emerging Growth Fund's assets directly.


Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o    Emerging,   Small  and  Medium-Size  Company  Risks:  The  Emerging  Growth
     Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

o Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio's shares and, therefore the Emerging Growth Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.


Performance of the Emerging Growth Fund

The bar chart and table shown below illustrate the variability of the Emerging Growth Fund's returns. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund's performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Emerging Growth Fund's No Load class, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund's No Load class or the Emerging Growth Portfolio will perform in the future.

                        Calendar Year Returns as of 12/31

2000:  -63.10%
2001:   16.53%


Best Quarter:                  Q4          2001         16.22%
Worst Quarter:                 Q4          2000        -38.09%

The total return for the No Load shares from January 1, 2002 to March 31, 2002 was -6.98%.

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
---------------------------------------------------------------- ---------------
                                                      1 Year         Since
                                                                  Inception(1)
---------------------------------------------------------------- ---------------
The Internet Emerging Growth Fund (WWWEX)   No Load
     Return before taxes                              16.53%         -34.35%
     Return after taxes on distributions              16.53%         -34.35%
     Return after taxes on distributions and sale     10.07%         -26.18%
     of fund shares
S&P 500 Index(2)                                     -11.89%         -10.33%
NASDAQ Composite Index(3)                            -20.82%         -30.26%

(1) The Emerging Growth Fund's No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Emerging Growth Fund's No Load class. Returns shown include the reinvestment of all dividends.
(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Emerging Growth Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses(2)                                     No Load
(fees paid directly from your investment)                                Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) None
Maximum Sales Charge (Load) on Reinvested Dividends                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee(3)                                                          None
Maximum Account Fee(4)                                                   None


--------------------------------------------------------------------------------
Estimated Annual Operating Expenses                                     No Load
(expenses deducted from Fund assets)                                     Class
--------------------------------------------------------------------------------
Management Fees(5)                                                       1.25%
Distribution (Rule 12b-1) Fees                                           None
Other Expenses                                                           2.92%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(6)                                  4.17%
--------------------------------------------------------------------------------

(1) This fee table reflects the aggregate expenses of the Emerging Growth Fund and the proportionate share of the Emerging Growth Portfolio allocated to the Emerging Growth Fund.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The Emerging Growth Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.
(5) The management fees paid by the Emerging Growth Fund reflects the proportionate share of fees the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.
(6) For the fiscal year ended December 31, 2001, Kinetics Asset Management, Inc., investment advisor to the Emerging Growth Portfolio, had entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Emerging Growth Fund. Although, the Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the investment advisor has voluntarily agreed to continue waiving the fee to the following cap: 2.74%. The investment advisor may discontinue this voluntary waiver at any time.


Example

This Example is intended to help you compare the cost of investing in the No Load class of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

                            1 Year     3 Years     5 Years     10 Years
        No Load Class        $419       $1,267      $2,129      $4,347


THE NEW PARADIGM FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the New Paradigm Fund is long-term growth of capital.


Principal Investment Strategies
The New Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the New Paradigm Portfolio. Under normal circumstances, the New Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies. The New Paradigm Portfolio will invest in companies that the investment adviser believes are undervalued with high returns on equity and will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies' assets. The driver of appreciation for the classical value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock's worth by the market, an external factor. The New Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

New Paradigm Portfolio securities will be selected by the investment adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the investment adviser's opinion, these companies meet the New Paradigm Portfolio's investment criteria. Accordingly, the New Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

o Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Services: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

o Real Estate Development: Companies that provide commercial real estate property and services.

o Business Services: Companies that provide business-to-business products and services.

o Travel & Leisure: Companies that provide transportation and recreational services.

The investment adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.


Temporary Investments
To respond to adverse market, economic, political or other conditions, the New Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The New Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the New Paradigm Portfolio engages in a temporary, defensive strategy, the New Paradigm Portfolio and therefore, the New Paradigm Fund, may not achieve its investment objective.


Fund Structure
The New Paradigm Portfolio has an investment objective identical to that of the New Paradigm Fund. The New Paradigm Fund may withdraw its investment from the New Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the New Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the New Paradigm Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the New Paradigm Fund or retaining an investment adviser including, the current investment adviser, to manage the New Paradigm Fund's assets directly.


Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the New Paradigm Fund and indirectly the New Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the New Paradigm Fund, New Paradigm Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the New Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the New Paradigm Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Small and Medium-Size Company Risks: The New Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the New Paradigm Portfolio's assets.

o Foreign Securities Risks: The New Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the New Paradigm Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the New Paradigm Portfolio's shares and, therefore the New Paradigm Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The New Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.


Performance of the New Paradigm Fund

The bar chart and table shown below illustrate the variability of the New Paradigm Fund's returns. The bar chart indicates the risks of investing in the New Paradigm Fund by showing the changes in the New Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the New Paradigm Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the New Paradigm Fund's No Load class, before and after taxes, is not necessarily an indication of how the New Paradigm Fund's No Load class or the New Paradigm Portfolio will perform in the future.

                        Calendar Year Returns as of 12/31

2000:  4.00%
2001:  2.02%


Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.


Best Quarter:                 Q4      2000         10.99%
Worst Quarter:                Q2      2000        -12.55%

The total return for the No Load class from January 1, 2002 to March 31, 2002 was 3.68%.

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
------------------------------------------------------------ ----------------
                                                   1 Year         Since
                                                              Inception(1)
------------------------------------------------------------ ----------------
The New Paradigm Fund (WWNPX)  No Load
     Return before taxes                            2.02%          3.00%
     Return after taxes on distributions            2.02%          3.00%
     Return after taxes on distributions and sale   1.23%          2.41%
     of fund shares
S&P 500 Index(2)                                  -11.89%        -10.33%
NASDAQ Composite Index(3)                         -20.82%        -30.26%

(1) The New Paradigm Fund's No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the New Paradigm Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the New Paradigm Fund's no load class. Returns shown include the reinvestment of all dividends.
(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The New Paradigm Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the New Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the New Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses(2)                                      No Load
(fees paid directly from your investment)                                 Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)  None
Maximum Sales Charge (Load) on Reinvested Dividends                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)        None
Exchange Fee(3)                                                           None
Maximum Account Fee(4)                                                    None


--------------------------------------------------------------------------------
Annual Operating Expenses                                                No Load
(expenses deducted from Fund assets)                                      Class
--------------------------------------------------------------------------------
Management Fees(5)                                                        1.25%
Distribution (Rule 12b-1) Fees                                            None
Other Expenses                                                            2.22%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(6)                                   3.47%

(1) This fee table reflects the aggregate expenses of the New Paradigm Fund and the proportionate share of the New Paradigm Portfolio allocated to the New Paradigm Fund.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the New Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The New Paradigm Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.
(5) The management fees paid by the New Paradigm Fund reflects the proportionate share of fees allocated to the New Paradigm Fund from the New Paradigm Portfolio for investment advisory services.
(6) For the fiscal year ended December 31, 2001, Kinetics Asset Management, Inc., investment advisor to the New Paradigm Portfolio, had entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the New Paradigm Fund. Although, the Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the investment advisor has voluntarily agreed to continue waiving the fee to the following cap: 2.74%. The investment advisor may discontinue this voluntary waiver at any time.


Example

This Example is intended to help you compare the cost of investing in the No Load class of the New Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class the New Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the New Paradigm Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the New Paradigm Fund would be:

                            1 Year     3 Years     5 Years     10 Years
        No Load Class        $350       $1,065      $1,803      $3,747



THE MEDICAL FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio's investment adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Medical Portfolio's investment criteria. Such companies include, but are not limited to the following:

o Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

o Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

o Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

o Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The investment adviser selects portfolio securities by evaluating a company's positioning and resources that it currently expends on research and development looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development because the investment adviser believes that such expenditures frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptances

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and, therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser including, the current investment adviser, to manage the Medical Fund's assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

o Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio's shares, and, therefore, the Medical Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the Medical Fund's returns. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Medical Fund's No Load class, before and after taxes, is not necessarily an indication of how the Medical Fund's No Load class or the Medical Portfolio will perform in the future.

                        Calendar Year Returns as of 12/31

2000:  57.15%
2001: -13.77%

Best Quarter:                         Q4          1999         33.50%
Worst Quarter:                        Q1          2001        -13.73%

The total return for the No Load class from January 1, 2002 to March 31, 2002 was -8.69%

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
----------------------------------------------- ------------ -------------
                                                  1 Year        Since
                                  Inception(1)
----------------------------------------------- ------------ -------------
The Medical Fund (MEDRX)       No Load
     Return before taxes                          -13.77%       30.03%
     Return after taxes on distributions          -13.83%       29.99%
     Return after taxes on distributions and       -8.39%       24.72%
     sale of fund shares
S&P 500 Index(2)                                  -11.89%       -3.14%
NASDAQ Composite Index(3)                         -20.82%      -13.64%

(1) The Medical Fund's No Load class commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the Medical Fund's inception date. Returns shown include the reinvestment of all dividends.
(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Medical Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses(2)                                     No Load
(fees paid directly from your investment)                                Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) None
Maximum Sales Charge (Load) on Reinvested Dividends                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee(3)                                                          None
Maximum Account Fee(4)                                                   None


--------------------------------------------------------------------------------
Annual Operating Expenses                                               No Load
(expenses deducted from Fund assets)                                     Class
--------------------------------------------------------------------------------
Management Fees(5)                                                       1.25%
Distribution (Rule 12b-1) Fees                                           None
Other Expenses                                                           1.03%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     2.28%
--------------------------------------------------------------------------------

(1) This fee table reflects the aggregate expenses of the Medical Fund and the proportionate share of the Medical Portfolio allocated to the Medical Fund.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The Medical Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.
(5) The management fees paid by the Medical Fund reflects the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.


Example

This Example is intended to help you compare the cost of investing in the No Load class of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:



                              1 Year     3 Years     5 Years     10 Years
          No Load Class        $231        $712       $1,220      $2,615



THE ENERGY FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Energy Fund is long-term growth of capital. The Energy Fund seeks to obtain current income as a secondary objective.


Principal Investment Strategies
The Energy Fund seeks to achieve its investment objective by investing all of its investable assets in the Energy Portfolio. Under normal circumstances, the Energy Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related research and technologies. The investment adviser believes that the field of energy offers unique investment opportunities because of increasing demand and developing scarcities of traditional energy sources.

Energy Portfolio securities will be selected by the investment adviser from companies that are engaged in the development, refinement, distribution and exploration of energy resources, and the development of alternative energy resources and technologies. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Energy Portfolio's investment criteria. Such companies include, but are not limited to, the following:

o    Fossil fuel providers and explorers.

o    Alternative energy research and development, and commercialization firms.

o    Energy infrastructure builders.

o    Independent energy providers.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand or achieve a competitive advantage in cost/profitability and brand image in the energy field. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.


Temporary Investments
To respond to adverse market, economic, political or other conditions, the Energy Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Energy Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Energy Portfolio engages in a temporary, defensive strategy, the Energy Portfolio and therefore, the Energy Fund, may not achieve its investment objective.


Fund Structure
The Energy Portfolio has investment objectives identical to that of the Energy Fund. The Energy Fund may withdraw its investment from the Energy Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Energy Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Energy Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Energy Fund or retaining an investment adviser including, the current investment adviser, to manage the Energy Fund's assets directly.


Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Energy Fund and indirectly the Energy Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Energy Fund, Energy Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Energy Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Energy Portfolio's investment objectives.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Energy Industry Specific Risks: Companies that conduct business in the energy industry or derive a substantial portion of their revenues from energy-related activities in general are subject to changes in market supply and demand for energy commodities and rates of change in the technology for alternative energy sources which is generally higher than that of other industries.

o Small and Medium-Size Company Risks: The Energy Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Energy Portfolio's assets.

o Foreign Securities Risks: The Energy Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Energy Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Energy Portfolio's shares and therefore, the Energy Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Energy Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.


Performance of the Energy Fund

The bar chart and table shown below illustrate the variability of the Energy Fund's returns. The bar chart indicates the risks of investing in the Energy Fund by showing the changes in the Energy Fund's performance from year to year (on a calendar year basis). The table shows how the Energy Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Energy Fund's No Load class, before and after taxes, is not necessarily an indication of how the Energy Fund's No Load class or the Energy Portfolio will perform in the future.

                        Calendar Year Returns as of 12/31

2001:  -5.00%



Best Quarter:                         Q4          2001          4.51%
Worst Quarter:                        Q3          2001         -8.55%

The total return for the No Load shares from January 1, 2002 to March 31, 2002 was 3.26%.

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
------------------------------------------------------------ --------------
                                                   1 Year        Since
                                                             Inception(1)
------------------------------------------------------------ --------------
The Energy Fund (ENRGX) No Load
     Return before taxes                           -5.00%       -4.97%
     Return after taxes on distributions           -5.00%       -4.97%
     Return after taxes on distributions and sale  -3.05%       -3.98%
     of fund shares
S&P 500 Index(2)                                  -11.89%      -12.77%
NASDAQ Composite Index(3)                         -20.82%      -23.46%

(1) The Energy Fund's No Load class commenced operations as a feeder fund of the Energy Portfolio on December 31, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Energy Fund's No Load class. Returns shown include the reinvestment of all dividends.
(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Energy Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the Energy Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Energy Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses(2)                                     No Load
(fees paid directly from your investment)                                Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) None
Maximum Sales Charge (Load) on Reinvested Dividends                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee(3)                                                          None
Maximum Account Fee(4)                                                   None


--------------------------------------------------------------------------------
Annual Operating Expenses                                               No Load
(expenses deducted from Fund assets)                                     Class
--------------------------------------------------------------------------------
Management Fees(5)                                                       1.25%
Distribution (Rule 12b-1) Fees                                           None
Other Expenses                                                          14.72%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(6)                                 15.97%
--------------------------------------------------------------------------------


(1) This fee table reflects the aggregate expenses of the Energy Fund and the proportionate share of the Energy Portfolio allocated to the Energy Fund.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Energy Fund and any other series of Kinetics Mutual Funds, Inc.
(3)  The  Energy  Fund's   Transfer  Agent  charges  a  $5  transaction  fee  to
     shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.
(5) The management fees paid by the Energy Fund reflects the proportionate share of fees allocated to the Energy Fund from the Energy Portfolio for investment advisory services.
(6) For the fiscal year ended December 31, 2001, Kinetics Asset Management, Inc., investment advisor to the Energy Portfolio, had entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Energy Fund. Although, the Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the investment advisor has voluntarily agreed to continue waiving the fee to the following cap: 2.74%. The investment advisor may discontinue this voluntary waiver at any time.


Example

This Example is intended to help you compare the cost of investing in the No Load class of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class of the Energy Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Energy Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Energy Fund would be:

                               1 Year     3 Years     5 Years     10 Years
           No Load Class       $1,509      $4,050      $6,063      $9,454



THE SMALL CAP OPPORTUNITIES FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio's investment adviser considers small cap companies to be those that have a market capitalization of less than $2 billion. The investment adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the investment adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria. Such companies include, but are not limited to the following:

o Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Services: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

o Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o    Manufacturing  and  Consumer  Products:   Companies  that  manufacture  and
     distribute products to retail outlets.

The investment adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptances

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and, therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser including, the current investment adviser, to manage the Small Cap Fund's assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Small Company Risks: The Small Cap Portfolio may invest in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio's assets.

o Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio's shares, and therefore, the Small Cap Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Small Cap Fund


The bar chart and table shown below illustrate the variability of the Small Cap Fund's returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Small Cap Fund's No Load class, before and after taxes, is not necessarily an indication of how the Small Cap Fund's No Load class or the Small Cap Portfolio will perform in the future.

                        Calendar Year Returns as of 12/31

2001:  30.63%

Best Quarter:                         Q4          2001         14.99%
Worst Quarter:                        Q3          2001         -9.54%

The total return for the No Load shares from January 1, 2002 to March 31, 2002 was 0.76%.

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
---------------------------------------------------------------- ---------------
                                                      1 Year         Since
                                                                  Inception(1)
---------------------------------------------------------------- ---------------
The Small Cap Opportunities Fund (KSCOX) No Load
     Return before taxes                              30.63%         23.12%
     Return after taxes on distributions              30.63%         23.12%
     Return after taxes on distributions and sale     18.65%         18.78%
     of fund shares
S&P 500 Index(2)                                     -11.89%        -11.66%
NASDAQ Composite Index(3)                            -20.82%        -39.43%

(1) The Small Cap Fund's No Load class commenced operations on March 20, 2000 and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Small Cap Fund's No Load class. Returns shown include the reinvestment of all dividends.
(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Small Cap Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses(2)                                      No Load
(fees paid directly from your investment)                                 Class
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)  None
Maximum Sales Charge (Load) on Reinvested Dividends                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)        None
Exchange Fee(3)                                                           None
Maximum Account Fee(4)                                                    None


--------------------------------------------------------------------------------
Annual Operating Expenses                                                No Load
(expenses deducted from Fund assets)                                      Class
--------------------------------------------------------------------------------
Management Fees5                                                         1.25%
Distribution (Rule 12b-1) Fees                                            None
Other Expenses                                                           2.48%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(6)                                  3.73%
--------------------------------------------------------------------------------

(1) This fee table reflects the aggregate expenses of the Small Cap Fund and the proportionate share of the Small Cap Portfolio allocated to the Small Cap Fund.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The Small Cap Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.
(5) The management fees paid by the Small Cap Fund reflects the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(6) For the fiscal year ended December 31, 2001, Kinetics Asset Management, Inc., investment advisor to the Small Cap Portfolio, had entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Small Cap Fund. Although, the Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the investment advisor has voluntarily agreed to continue waiving the fee to the following cap: 2.74%. The investment advisor may discontinue this voluntary waiver at any time.


Example

This Example is intended to help you compare the cost of investing in the No Load class of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load class of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

                              1 Year     3 Years     5 Years     10 Years
          No Load Class        $375       $1,140      $1,925      $3,976

Main Risks of Investing in each of the Funds
The principal risks of investing in each Fund are described previously in this Prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds--All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund's investment in a Portfolio. The following describes the primary risks to each
Fund that invests in its corresponding Portfolio due to each Portfolio's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk--All Funds
The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio's shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.


Internet Industry Specific Risks--The Internet Fund and the Emerging Growth Fund The value of each Portfolio's shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio's shares and your investment in the corresponding Fund.


Medical Research Industry-Specific Risks--The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.


Energy Industry Specific Risks--The Energy Fund
The value of the Energy Portfolio's shares will be susceptible to factors affecting the energy industry, such as volatile market supply and demand conditions and changes in domestic government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of energy-related companies. Alternative energy-related companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Energy Portfolio's shares and your investment in the Energy Fund.

Securities Lending--All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

Non-Diversification--All Funds
Each Portfolio is classified as "non-diversified" under federal securities laws which means that one-half of each Portfolio's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Portfolio's total assets. As a result of their non-diversified status, a Portfolio's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

Investment in Small and Medium-Size Companies--All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities--All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and U.S. companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing--All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the Fund.

Derivatives Risk--All Funds
Each Portfolio may invest in derivatives such as options and futures. The successful use of the investment practices described above depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly. Should stock prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio's ability to dispose of its positions in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Management of the Funds and the Portfolios
Investment Adviser
Each Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. Founded in 1996, Kinetics provides investment advisory services to a family of seven mutual funds with discretionary management authority over approximately $468 million in assets at December 31, 2001. The investment adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio's assets. The investment adviser receives an annual fee from each Portfolio for its services of 1.25% of each Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.

The investment adviser relies on an investment committee for performing its research duties for the portfolios.


Members of the Investment Committee

Peter B. Doyle is the Chairman of the Board and President of the Company. He is also the Chief Investment Strategist for all of the Portfolios. He is primarily responsible for the day-to-day management of each of the Portfolios' assets and securities. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Portfolios. Previously, Mr. Doyle co-founded and has been a Managing Director of Horizon Asset Management. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Bachelor of Science in Economics from St. John's University and a Masters of Business Administration from Fordham University.

Bruce P. Abel has been a member of the Investment Committee since 1999. Mr. Abel's primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Prior to joining Kinetics in 1999, Mr. Abel was employed with Brookhaven National Laboratory since 1989 where he worked researching, developing and implementing technical and scientific programs and systems in the areas of nuclear physics, computer programming, and industrial design. During that time, Mr. Abel was also a freelance writer for Academic Science News and Review, researching, reporting, and providing scholarly analysis and insight on a myriad of issues and developments in the fields of science and technology. Mr. Abel has over ten years experience in the fields of science, chemistry, physics, and engineering. Mr. Abel holds a Masters Degree in Mechanical Engineering with an emphasis on Nuclear Engineering, and has also studied extensively in the areas of Applied Mathematics, Hydrodynamics, Aerodynamics, and Physics.

Fred A. Froewiss, prior to joining Kinetics in 1999, was the Vice President of Investments at Janney Montgomery Scott, LLC from 1992 to 1999. Earlier, Mr. Froewiss spent 10 years as a Portfolio Manager in the Private Banking Division of Citibank. He started his career at IBM Corp. in the controller's office. Mr. Froewiss holds a Bachelor of Science in Accounting and a Masters of Business Administration from Pace University.

Tina Larsson joined Kinetics in 1999. From 1996 to 1999, Ms. Larsson was an analyst at Horizon Asset Management for the Spin-Off Report, a research service that focuses on spin-offs, and for developing institutional market research. Ms. Larsson holds a Bachelors of Science in Finance and a Masters of Business Administration from Pace University.

Steven Tuen, CFA, joined Kinetics in 1999. Mr. Tuen's primary duties include research and analysis of equity securities for investment. From 1996 to 1999, Mr. Tuen was an analyst and the Director of Research of the IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an analyst at Bankers Trust Company where he became a portfolio manager in the Private Banking Group. Mr. Tuen holds a Bachelor of Science in Business Administration from the City University of New York and is a Chartered Financial Analyst.

Murray Stahl is the Director of Research of Kinetics. Mr. Stahl has been Chairman and a co-founder of Horizon Asset Management since 1994. Immediately prior to that, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets. As the senior fund manager, he directed the investments of three of the bank's Common Trust Funds, the Special Opportunity, Utility, and Tangible Assets Funds. Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation development. Mr. Stahl holds a Bachelor of Arts in Economics and a Masters of Arts in History from the City University of New York and a Masters of Business Administration from Pace University.

Steven M. Bregman, CFA, was a co-founder and has been President of Horizon Asset Management since 1994. From 1987 through late 1994, Mr. Bregman was an Investment Officer in Bankers Trust Company's Private Clients Group, where he managed in excess of $600 million of equity and fixed-income assets. Mr. Bregman was one of a five-manager group responsible for managing the bank's largest individual relationships and for setting equity investment guidelines for the Private Bank. Mr. Bregman served in a variety of new product development projects. Mr. Bregman received a Bachelor of Arts in Economics from the City University of New York.

Valuation of Fund Shares
Shares of each Fund's No Load class are sold at net asset value per share ("NAV"), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated in an identical manner as that of each corresponding Fund.

Each Portfolio's securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio's shares.


Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the investment adviser values foreign securities held by the corresponding Portfolio at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of a Portfolio's securities, these securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees.


How to Purchase Shares

In General

Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500. The minimum subsequent investment for both types of accounts is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.


Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of a Fund's shares.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

Purchase By Mail
To purchase a Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to [NAME OF FUND] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail                                Overnight or Express Mail
Kinetics Mutual Funds, Inc.                 Kinetics Mutual Funds, Inc.
[NAME OF FUND]     [NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC         c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                                615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                    Milwaukee, WI 53202

Purchase By Wire
Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

o        Wire to:   U.S. Bank, N.A.
o        ABA Number: 0420-00013
o        Credit:    U.S. Bancorp Fund Services, LLC
o        Account:   112-952-137
o        Further Credit:              Kinetics Mutual Funds, Inc.
                                       [NAME OF FUND]
                                       (Shareholder Name/Account Registration)
                                       (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify each Fund in which you are invested at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number. All subsequent purchases are subject to the applicable sales charges.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds' distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
You may redeem part or all of each Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail                              Overnight or Express Mail
Kinetics Mutual Funds, Inc.               Kinetics Mutual Funds, Inc.
[NAME OF FUND]                            [NAME OF FUND]
c/o U.S Bancorp Fund Services, LLC        c/o U.S. Bancorp  Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                  Milwaukee, WI 53202

Requests for redemption in "good order" must:

o    indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o    specify the number of shares or dollar amount to be redeemed,
o    indicate your account registration number, and
o    include your social security number or tax identification number.


Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number
o    the name in which your account is registered
o the social security or tax identification number under which the account is registered
o    the address of the account holder, as stated in the New Account Application
     Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.


Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.


The Funds' Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of a Fund or unless the shareholder is an active participant in the AIP. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Exchange Privilege

You can exchange your shares in any Fund for like shares of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., No Load class shares for No Load class shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other mutual funds offered by the Company and about exercising your exchange privilege.


Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the Fund in which shareholders are already invested, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
Each Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold 30% of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.


Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc., an affiliate of Kinetics, 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605 is the distributor for the shares of the Funds. Kinetics Funds Distributor, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.


Shareholder Servicing Agent
Kinetics is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Funds. For this service, Kinetics receives an annual shareholder-servicing fee from each class equal to 0.25% of each Fund's average daily net assets.


Fund Administrator
Kinetics also serves as Administrator to each Fund and Portfolio. Kinetics will be entitled to receive an annual administration fee equal to the total of 0.05% of each Fund's average daily net assets and 0.10% of each Portfolio's. Out of these fees, Kinetics will be responsible for the payment of a portion of such fees to U.S Bancorp Fund Services, LLC ("USBFS") for certain sub-administrative services rendered to each Fund by USBFS.


Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS, each Fund's Sub-Administrator, also acts as each Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.


Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio's objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company's Board of Directors retains its right to withdraw any of the Fund's investments from the Portfolios at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund's shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The  SAI  contains  more  information   about  each  Fund  and  Portfolio,   the
Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.


Counsel and Independent Accountants
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as independent accountants for the Funds for the year ending December 31, 2002.


Financial Highlights
The financial highlights table set forth below is intended to help you understand each Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds' (assuming reinvestment of all dividends and distributions). The financial information provided for the years ended December 31, 1997, 1998 and 1999 have been audited by McCurdy and Associates CPA's, Inc. The financial information provided for the years January 1, 2000 through December 31, 2001 have been audited by
PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements that are included in the Funds' annual report, is available upon request.

THE INTERNET FUND
                                                           For the year ended December 31,


                                        2001          2000          1999            1998             1997
                                        ----          ----          ----            ----             ----
PER SHARE DATA(1)
Net asset value beginning of
period                               $    24.12     $    49.73   $    15.72      $    5.31     $    4.71
                                     -------------- ------------ -------------- ------------- ---------------------
Net investment income (loss)              (0.17)         (0.76)       (0.30)         (0.08)         0.01
 Net gains or losses on
securities
(both realized and unrealized)            (2.15)        (24.85)       34.33          10.50          0.59
                                     -------------- ------------ -------------- ------------- ---------------------
Total from investment operations          (2.32)        (25.61)       34.03          10.42          0.60
                                     -------------- ------------ -------------- ------------- ---------------------
Dividends
(from net investment income)             --            --            --             --                --
Distributions (from capital
gains)                                   --            --             (0.02)         (0.01)           --
                                     -------------- ------------ -------------- ------------- ---------------------
Total distributions                      --            --             (0.02)         (0.01)           --
                                     -------------- ------------ -------------- ------------- ---------------------
Net asset value end of period          $ 21.80       $ 24.12        $ 49.73       $  15.72        $ 5.31

                                     ============== ============ ============== ============= =====================
Total Return                              (9.62)%       (51.50)%     216.50%        196.14%        12.74%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)     $ 297,793      $ 432,978   $1,163,097       $ 22,159         $ 150
Gross ratio of expenses to
average net assets (excluding
waivers)                                   2.37%         2.06%         2.00%          3.08%         3.60%
Net ratio of expenses to average
net assets                                 2.37%         2.00%         2.00%          3.08%         0.08%
Gross ratio of net income (loss)
to average net assets (excluding
waivers)                                  (0.61)%        (1.49)%      (1.29)%        (2.92)%       (3.33)%
Net ratio of net income (loss)
to average net assets                     (0.61)%        (1.43)%      (1.29)%        (2.92)%        0.19%
Portfolio turnover rate                    N/A%          21%(2)          89%            80%            50%

(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Internet Fund entered into a master-feeder fund structure).

THE INTERNET EMERGING GROWTH FUND



                                                      For the Year For the Year
                                                            Ended Ended
                                                 December 31, 2001 December 31, 2000
                                                  --------------- --------------
PER SHARE DATA(1)
Net asset value beginning of period               $    3.69       $    10.00
                                                  --------------- --------------
Net investment income (loss)                          (0.03)          (0.03)
Net gains or losses on securities
(both realized and unrealized)                         0.64           (6.28)
                                                  --------------- --------------
Total from investment operations                       0.61           (6.31)
                                                  --------------- --------------
Dividends                                             --              --
(from net investment income)
Distributions (from capital gains)                    --              --
                                                  --------------- --------------
Total distributions                                   --              --
                                                  --------------- --------------
Net asset value end of period                     $    4.30       $    3.69
                                                  =============== ==============
Total Return                                          16.53%         (63.10)%
SUPPLEMNTAL DATA AND RATIOS
Net assets, end of period (000's)                   $ 5,277         $ 4,378
Gross  ratio of  expenses  to average net assets       4.17%           3.33%
(excluding waivers)
Net ratio of expenses to average net assets            2.74%           2.00%
Gross ratio of net income  (loss) to average net      (2.09)%         (1.76)%
assets (excluding waivers)
Net ratio of net income  (loss) to  average  net      (0.66)%         (0.43)%
assets
Portfolio turnover rate                              N/A%            17%(2)


(1) Information presented relates to a share of capital stock outstanding for the entire period.

(2) Rate listed represents the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).


THE NEW PARADIGM FUND

                                                      For the Year For the Year
                                                            Ended Ended
                                                  December 31, 2001 December 31, 2000
                                                  --------------- --------------
PER SHARE DATA(1)
Net asset value beginning of period               $    10.40      $    10.00
                                                  --------------- --------------
Net investment income (loss)                          (0.13)          (0.00) (2)
Net gains or losses on securities
(both realized and unrealized)                         0.34            0.40
                                                  -------------- ---------------
Total from investment operations                       0.21            0.40
                                                  --------------- --------------
Dividends                                             --              --
(from net investment income)
Distributions (from capital gains)                    --              --
                                                  --------------- --------------
Total distributions                                   --              --
                                                  --------------- --------------
Net asset value end of period                     $    10.61      $    10.40
                                                  =============== ==============
Total Return                                           2.02%           4.00%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                      $               $
                                                     4,817           3,803
Gross  ratio of  expenses  to average net assets       3.47%           4.96%
(excluding waivers)
Net ratio of expenses to average net assets            2.74%           2.00%
Gross ratio of net income  (loss) to average net      (1.91)%         (3.02)%
assets (excluding waivers)
Net ratio of net income  (loss) to  average  net      (1.18)%         (0.06)%
assets
Portfolio turnover rate                               N/A            5%(3)


(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  The amount is less than $0.01 per share.

(3) Rate listed represents the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).


THE MEDICAL FUND


                                                      For the year   For the year  September 30, 1999(1)
                                                     ended December ended December       through
                                                        31, 2001       31, 2000     December 31, 1999
                                                     -------------- -------------- -------------------
PER SHARE DATA(2)
                                                     -------------- -------------- -------------------
Net asset value beginning of period                  $     20.98    $     13.35    $      10.00
                                                     -------------- -------------- -------------------
Net investment income (loss)                                 (0.25)       (0.15)          (0.02)
Net gains or losses on securities
(both realized and unrealized)                             (2.64)          7.78            3.37
                                                     -------------- -------------- -------------------
Total from investment operations                           (2.89)         7.63             3.35
                                                     -------------- -------------- -------------------
Dividends                                                   --             --               --
(from net investment income)
Distributions (from capital gains)                         (0.03)          --               --
                                                     -------------- -------------- -------------------
Total distributions                                        (0.03)          --               --
                                                     -------------- -------------- -------------------
Net asset value end of period                             $ 18.06   $     20.98    $       13.35
                                                     ============== ============== ===================
Total Return                                              (13.77)%        57.15%          33.50%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                       $ 40,416       $ 63,314         $ 6,944
Gross  ratio of  expenses  to  average  net  assets        2.28%           2.21%           5.99%(4)
(excluding waivers)
Net ratio of expenses to average net assets                2.28%           2.00%           2.00%(4)
Gross  ratio of net income  (loss) to  average  net       (1.17)%         (1.24)%         (5.24)%(4)
assets (excluding waivers)
Net  ratio of net  income  (loss)  to  average  net       (1.17)%         (1.03)%         (1.25)%(4)
assets
Portfolio turnover rate                                       N/A          1%(5)             1%


(1)  Commencement of operations.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3)  Not Annualized.
(4)  Annualized.
(5) Rate listed represents the portfolio turnover rate from January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure)


THE ENERGY FUND


                                                   For the year ended
                                                    December 31, 2001
                                                  ----------------------
PER SHARE DATA(1)
Net asset value beginning of period               $      10.00
                                                  ----------------------
Net investment income (loss)                             (0.04)
Net gains or losses on securities
(both realized and unrealized)                           (0.46)
                                                  ----------------------
Total from investment operations                         (0.50)
                                                  ----------------------
Dividends                                                  --
(from net investment income)
Distributions (from capital gains)                         --
                                                  ----------------------
Total distributions                                        --
                                                  ----------------------
Net asset value end of period                      $      9.50
                                                  ======================
Total Return                                             (5.00)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                         $ 480
Gross ratio of expenses to average net assets            15.97%
(excluding waivers)
Net ratio of expenses to average net assets               2.74%
Gross ratio of net income (loss) to average net         (13.65)%
assets (excluding waivers)
Net ratio of net income  (loss) to  average  net         (0.42)%
assets
Portfolio turnover rate                                     N/A

(1) Information presented relates to a share of capital stock outstanding for the entire period.


THE SMALL CAP OPPORTUNITIES FUND


                                                 For the
                                                year ended    March 20, 2000(1)
                                                December 31,     through
                                                   2001       December 31, 2000
                                                ------------- -----------------
PER SHARE DATA(2)
Net asset value beginning of period             $  11.10      $   10.00
                                                ------------- -----------------
Net investment income (loss)                       (0.19)(3)       0.00(4)
Net gains or losses on securities
(both realized and unrealized)                      3.59           1.10
                                                ------------- -----------------
Total from investment operations                    3.40           1.10
                                                ------------- -----------------
Dividends                                            --             --
(from net investment income)
Distributions (from capital gains)                   --             --
                                                ------------- -----------------
Total distributions                                  --             --
                                                ------------- -----------------
Net asset value end of period                   $  14.50      $   11.10
                                                ============= =================
Total Return                                       30.63%         11.00%(7)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                  $ 9,266         $ 517
Gross ratio of expenses to average net assets       3.73%         24.50%(5)
(excluding waivers)
Net ratio of expenses to average net assets         2.74%          2.00%(5)
Gross ratio of net income (loss) to average net    (2.37)%       (22.59)%(5)
assets (excluding waivers)
Net ratio of net income  (loss) to  average  net   (1.38)%        (0.09)%(5)
assets
Portfolio turnover rate                               N/A          8%(6)


(1)  Commencement of operations.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)  The amount listed is less than $0.005 per share.
(5)  Annualized.
(6) Rate listed represents the portfolio turnover rate form January 1, 2000 through April 28, 2000 (date on which the Fund entered into a master-feeder fund structure).
(7)  Not Annualized.


Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund


Investment Adviser,                      Kinetics Asset Management, Inc.
Administrator,                           1311 Mamaroneck Avenue
and Shareholder Servicing Agent          White Plains, NY 10605

Legal Counsel                            Spitzer & Feldman P.C.
                                         405 Park Avenue
                                         New York, NY 10022

Independent Accountants                  PricewaterhouseCoopers LLP
                                         100 East Wisconsin Avenue, Suite 1500
                                         Milwaukee, WI 53202

Transfer Agent, Fund Accountant,         U.S. Bancorp Fund Services, LLC
and Sub-Administrator                    615 East Michigan Street
                                         Milwaukee, WI 53202

Custodian                                U.S. Bank, N.A.
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (SAI) dated May 1, 2002
The SAI of the Funds provides more details about each Fund's policies and management. The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.


To receive any of these documents or the Prospectus of Kinetics Mutual Funds, Inc., to request additional information about Kinetics Mutual Funds, Inc. or to make shareholder inquires, please contact us.

By Telephone:                             By Internet:
(800) 930-3828                            http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Kinetics Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303



                                                                 Advisor Classes

                  May 1, 2002 Prospectus www.kineticsfunds.com
            (as supplemented
               May 29, 2002)


                                The Internet Fund

                        The Internet Emerging Growth Fund

                              The New Paradigm Fund

                                The Medical Fund

                                 The Energy Fund

                        The Small Cap Opportunities Fund

                  Each a series of Kinetics Mutual Funds, Inc.

                       [LOGO] Kinetics Mutual Funds, Inc.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.


                                Table of Contents


Overview.......................................................................1
The Internet Fund..............................................................3
The Internet Emerging Growth Fund..............................................7
The New Paradigm Fund.........................................................12
The Medical Fund..............................................................17
The Energy Fund...............................................................21
The Small Cap Opportunities Fund..............................................26
Main Risks of Investing in each of the Funds..................................30
Management of the Funds and the Portfolios....................................32
Valuation of Fund Shares......................................................34
How to Purchase Shares........................................................34
How to Redeem Shares..........................................................36
Exchange Privilege............................................................38
Distributions and Taxes.......................................................38
Distribution of Shares........................................................39
Description of Advisor Classes................................................40
Unique Characteristics of Master/Feeder Fund Structure........................41
Counsel and Independent Accountants...........................................42
Financial Highlights..........................................................43




[LOGO] Kinetics Mutual Funds, Inc.

Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Investment Adviser
Kinetics Asset Management, Inc.



Minimum Initial Investment
$2,500



May 1, 2002
(as supplemented
May 29, 2002)


OVERVIEW


This combined Prospectus discusses each of the following series (each a "Fund" and collectively the "Funds" of Kinetics Mutual Funds, Inc. (the "Company")). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Portfolio" and collectively the "Portfolios") of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of Master/Feeder Fund Structure."

The Internet Fund (the "Internet Fund") seeks to provide investors with long-term capital growth by investing in The Internet Portfolio (the "Internet Portfolio"). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and a broad range of Internet-related activities.

The Internet Emerging Growth Fund (the "Emerging Growth Fund") seeks to provide investors with long-term capital growth by investing in The Internet Emerging Growth Portfolio (the "Emerging Growth Portfolio"). The Emerging Growth
Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in business on the Internet and Internet-related activities.

The New Paradigm Fund (the "New Paradigm Fund") seeks to provide investors with long-term capital growth by investing in The New Paradigm Portfolio (the "New Paradigm Portfolio"). The New Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued with high returns on equity, as well as, well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies' assets. The driver of appreciation for the classical value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock's worth by the market, an external factor.

The Medical Fund (the "Medical Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Medical Portfolio (the "Medical Portfolio"). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development.

The Energy Fund (the "Energy Fund") seeks to obtain its investment objective by investing all of its investable assets in The Energy Portfolio (the "Energy Portfolio"). The Energy Portfolio invests primarily in the equity securities of domestic and foreign companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related disciplines.

The Small Cap Opportunities Fund (the "Small Cap Fund") seeks to provide investors with long-term capital growth by investing all of its investable assets in The Small Cap Opportunities Portfolio (the "Small Cap Portfolio"). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage, or companies with sound fundamentals that have experienced a short-term earnings shortfall.

The Statement of Additional Information contains more information about the Funds and the types of securities in which they may invest.


Who May Want to Invest

Each Fund may be appropriate for investors who:

o    wish to invest for the long term

o    want to diversify their portfolios

o want to allocate some portion of their long-term investments to growth equity investing

o    are willing to accept the volatility associated with equity investing



THE INTERNET FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.


Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of U.S. and foreign companies that provide products or services designed for the Internet or are otherwise engaged in Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the investment adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Internet Portfolio's investment criteria. Such companies include, but are not limited to, the following:

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

o Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

o Internet Service Providers: Companies that provide users with access to the Internet.

o Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

o Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

o E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.


Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser including, the current investment adviser, to manage the Internet Fund's assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio's assets.

o Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio's shares and therefore, the Internet Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the Internet Fund's returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Internet Fund's past performance, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. Note that because Advisor classes A, B and C shares of the Internet Fund had not completed a full year of operations as of December 31, 2001, there is no performance information for those classes in this part of the Prospectus. The performance below shows that of the Internet Fund's No Load class.

 Calendar Year Returns as of 12/31

                       The Internet Fund - No Load Class
                       Calendar Year Returns as of 12/31
[CHART]

1997            12.74%

1998           196.14%

1999           216.50

2000           -51.50%

2001            -9.62%

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.


Best Quarter:                         Q1          1999         93.07%
Worst Quarter:                        Q2          2000        -33.42%

The total return for the No Load class from January 1, 2002 to March 31, 2002 was -4.72%.

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
----------------------------------------------- ------------ ---------------- ---------------- ---------------
                                                  1 Year         3 Years          5 Years          Since
                                                                                                Inception(1)
----------------------------------------------- ------------ ---------------- ---------------- ---------------
The Internet Fund (WWWFX)       No Load
     Return before taxes                           -9.62%         11.53%           35.88%          32.75%
     Return after taxes on distributions           -9.62%         11.53%           35.88%          32.75%
     Return after taxes on distributions and
     sale of fund shares                           -5.86%          9.42%           31.32%          28.55%
S&P 500 Index(2)                                  -11.89%         -1.03%           10.69%          11.24%
NASDAQ Composite Index(3)                         -20.82%         -3.58%            8.94%           9.40%
----------------------------------------------- ------------ ---------------- ---------------- ---------------

(1) The Internet Fund's No Load class commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the inception date of the Internet Fund's No Load class. Returns shown include the reinvestment of all dividends.

(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Internet Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)
----------------------------------------------------------------------------- ------------ ----------- -----------
Shareholder Transaction Expenses(2)                                           Advisor      Advisor     Advisor
(fees paid directly from your investment)                                     Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Maximum Sales Charge (Load) Imposed on Purchases                              5.75%        None        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (3)  None         5.00%       1.00%
Maximum Sales Charge (Load) on Reinvested Dividends                           None         None        None
Redemption Fee (as a percentage of amount redeemed, if applicable)            None         None        None
Exchange Fee(4)                                                               None         None        None
Maximum Account Fee(5)                                                        None         None        None

----------------------------------------------------------------------------- ------------ ----------- -----------
Annual Operating Expenses                                                     Advisor      Advisor     Advisor
(expenses deducted from Fund assets)                                          Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Management Fees(6)                                                            1.25%        1.25%       1.25%
Distribution (Rule 12b-1) Fees                                                0.25%        0.75%       0.75%
Other Expenses                                                                1.12%        1.12%       1.12%
----------------------------------------------------------------------------- ------------ ----------- -----------
Total Annual Fund Operating Expenses                                          2.62%        3.12%       3.12%
----------------------------------------------------------------------------- ------------ ----------- -----------


(1) This fee table reflects the aggregate expenses of the Internet Fund and the proportionate share of the Internet Portfolio allocated to the Internet Fund.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor class A shares, which do not bear a contingent deferred sales charge. Advisor class C shares charge a contingent deferred sales charge of 1% if you redeem shares within one year of purchase. See "Description of Advisor Classes."
(4) The Internet Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests. (5) IRA accounts are assessed a $12.50 annual fee.
(6) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.

Example

This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in either Advisor classes A, B and C shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

                              1 Year     3 Years     5 Years     10 Years
         Advisor Class A       $825       $1,343      $1,885      $3,359
         Advisor Class B       $815       $1,263      $1,835      $3,430
         Advisor Class C       $415       $ 963       $1,635      $3,430

If you did not redeem your shares, you would pay the following expenses:

                              1 Year     3 Years     5 Years     10 Years
         Advisor Class A       $825       $1,343      $1,885      $3,359
         Advisor Class B       $315       $ 963       $1,635      $3,430
         Advisor Class C       $315       $ 963       $1,635      $3,430

                   Advisor class descriptions are on page 40.


THE INTERNET EMERGING GROWTH FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Emerging Growth Fund is long-term growth of capital.


Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the investment adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

o Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

o Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o Internet Service Providers: Companies that provide users with access to the Internet.

o Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

o Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

o E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Emerging Growth Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Emerging Growth Portfolio engages in a temporary, defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.


Fund Structure
The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current investment adviser, to manage the Emerging Growth Fund's assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o    Emerging,   Small  and  Medium-Size  Company  Risks:  The  Emerging  Growth
     Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

o Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio's shares and, therefore the Emerging Growth Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Emerging Growth Fund

The bar chart and table shown below illustrate the variability of the Emerging Growth Fund's returns. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund's performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Emerging Growth Fund's past performance, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund or the Emerging Growth Portfolio will perform in the future. Note that because Advisor classes A, B and C shares of the Emerging Growth Fund had not commenced operations as of December 31, 2001, there is no performance information for those classes in this part of the Prospectus. The performance below shows that of the Emerging Growth Fund's No Load class.

 Calendar Year Returns as of 12/31

               The Internet Emerging Growth Fund - No Load Class
                       Calendar Year Returns as of 12/31/
[CHART]

2000       -63.10%

2001        16.53%

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:                         Q4          2001         16.22%
Worst Quarter:                        Q4          2000        -38.09%

The total return for the No Load shares from January 1, 2002 to March 31, 2002 was -6.98%.

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
-------------------------------------------------- ------------ ----------------
                                                         1 Year       Since
                                                                  Inception(1)
-------------------------------------------------- ------------ ----------------
The Internet Emerging Growth Fund (WWWEX) No Load
     Return before taxes                                 16.53%     -34.35%
     Return after taxes on distributions                 16.53%     -34.35%
     Return after taxes on distributions and sale        10.07%     -26.18%
     of fund shares
S&P 500 Index(2)                                        -11.89%     -10.33%
NASDAQ Composite Index(3)                               -20.82%     -30.26%
-------------------------------------------------- ------------ ----------------

(1) The Emerging Growth Fund's No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. Advisor classes A, B and C Shares had not commenced operations prior to December 31, 2001. The returns for the two indexes in this column have been calculated since the inception date of the Emerging Growth Fund's No Load class. Returns shown include the reinvestment of all dividends.
(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Emerging Growth Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.
(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)
----------------------------------------------------------------------------- ------------ ----------- -----------
Shareholder Transaction Expenses(2)                                           Advisor      Advisor     Advisor
(fees paid directly from your investment)                                     Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Maximum Sales Charge (Load) Imposed on Purchases                              5.75%        None        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(3)   None         5.00%       1.00%
Maximum Sales Charge (Load) on Reinvested Dividends                           None         None        None
Redemption Fee (as a percentage of amount redeemed, if applicable)            None         None        None
Exchange Fee(4)                                                               None         None        None
Maximum Account Fee(5)                                                        None         None        None

----------------------------------------------------------------------------- ------------ ----------- -----------
Annual Operating Expenses                                                     Advisor      Advisor     Advisor
(expenses deducted from Fund assets)                                          Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Management Fees(6)                                                                1.25%        1.25%       1.25%
Distribution (Rule 12b-1) Fees                                                    0.25%        0.75%       0.75%
Other Expenses                                                                    2.92%        2.92%       2.92%
----------------------------------------------------------------------------- ------------ ----------- -----------
Total Annual Fund Operating Expenses(7)                                           4.42%        4.92%       4.92%
----------------------------------------------------------------------------- ------------ ----------- -----------


(1) This fee table reflects the aggregate expenses of the Emerging Growth Fund and the proportionate share of the Emerging Growth Portfolio allocated to the Emerging Growth Fund.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor class A shares, which do not bear a contingent deferred sales charge. Advisor class C shares charge a contingent deferred sales charge of 1% if you redeem shares within one year of purchase. See "Description of Advisor Classes."
(4) The Emerging Growth Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $12.50 annual fee.
(6) The management fees paid by the Emerging Growth Fund reflects the proportionate share of fees the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.
(7) For the fiscal year ended December 31, 2001, Kinetics Asset Management, Inc., investment advisor to the Emerging Growth Portfolio, had entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Emerging Growth Fund. Although, the Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the investment advisor has voluntarily agreed to continue waiving the fees to the following caps: 2.99%, 3.49%, and 3.49% for Class A, B and C respectively. The investment advisor may discontinue this voluntary waiver at any time.


Example

This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor classes A, B and C shares of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

                                1 Year     3 Years     5 Years     10 Years
           Advisor Class A       $ 993     $ 1,836     $ 2,688      $ 4,864
           Advisor Class B       $ 992     $ 1,778     $ 2,665      $ 4,940
           Advisor Class C       $ 592     $ 1,478     $ 2,465      $ 4,940

If you did not redeem your shares, you would pay the following expenses:

                                1 Year     3 Years     5 Years     10 Years
           Advisor Class A       $ 993     $ 1,836     $ 2,688      $ 4,864
           Advisor Class B       $ 492     $ 1,478     $ 2,465      $ 4,940
           Advisor Class C       $ 492     $ 1,478     $ 2,465      $ 4,940

            Advisor class descriptions are on page 40.


THE NEW PARADIGM FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the New Paradigm Fund is long-term growth of capital.


Principal Investment Strategies
The New Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the New Paradigm Portfolio. Under normal circumstances, the New Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of U.S. and foreign companies. The New Paradigm Portfolio will invest in companies that the investment adviser believes are undervalued with high returns on equity and will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies' assets. The driver of appreciation for the classical value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock's worth by the market, an external factor. The New Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

New Paradigm Portfolio securities will be selected by the investment adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the investment adviser's opinion, these companies meet the New Paradigm Portfolio's investment criteria. Accordingly, the New Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

o Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Services: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

o Real Estate Development: Companies that provide commercial real estate property and services.

o Business Services: Companies that provide business-to-business products and services.

o Travel & Leisure: Companies that provide transportation and recreational services.

The investment adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the New Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The New Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the New Paradigm Portfolio engages in a temporary, defensive strategy, the New Paradigm Portfolio and therefore, the New Paradigm Fund, may not achieve its investment objective.


Fund Structure
The New Paradigm Portfolio has an investment objective identical to that of the New Paradigm Fund. The New Paradigm Fund may withdraw its investment from the New Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the New Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the New Paradigm Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the New Paradigm Fund or retaining an investment adviser including, the current investment adviser, to manage the New Paradigm Fund's assets directly.

Principal Risks of Investment Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the New Paradigm Fund and indirectly the New Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the New Paradigm Fund, New Paradigm Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the New Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the New Paradigm Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Small and Medium-Size Company Risks: The New Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the New Paradigm Portfolio's assets.

o Foreign Securities Risks: The New Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the New Paradigm Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the New Paradigm Portfolio's shares and, therefore the New Paradigm Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The New Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the New Paradigm Fund

The bar chart and table shown below illustrate the variability of the New Paradigm Fund's returns. The bar chart indicates the risks of investing in the New Paradigm Fund by showing the changes in the New Paradigm Fund's performance from year to year (on a calendar year basis). The table shows how the New Paradigm Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The New Paradigm Fund's past performance, before and after taxes, is not necessarily an indication of how the New Paradigm Fund or the New Paradigm Portfolio will perform in the future. Note that because Advisor classes A, B and C shares of the New Paradigm Fund had not completed a full year of operations as of December 31, 2001, there is no performance information for those classes in this part of the Prospectus. The performance below shows that of the New Paradigm Fund's No Load class.

 Calendar Year Returns as of 12/31

                     The New Paradigm Fund - No Load Class
                        Calendar Year Return as of 12/31
[CHART]

2000    4.00%

2001    2.02%


Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:                             Q4      2000         10.99%
Worst Quarter:                            Q2      2000        -12.55%

The total return for the No Load class from January 1, 2002 to March 31, 2002 was 3.68%.

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
------------------------------------------------- ----------- ----------------
                                                    1 Year         Since
                                                               Inception(1)
------------------------------------------------- ----------- ----------------
The New Paradigm Fund (WWNPX) No Load
     Return before taxes                             2.02%         3.00%
     Return after taxes on distributions             2.02%         3.00%
     Return after taxes on distributions and sale    1.23%         2.41%
     of fund shares
S&P 500 Index(2)                                   -11.89%       -10.33%
NASDAQ Composite Index(3)                          -20.82%       -30.26%
------------------------------------------------- ----------- ----------------

(1) The New Paradigm Fund's No Load class commenced operations on December 31, 1999 and converted into a feeder fund of the New Paradigm Portfolio on April 28, 2000. Advisor classes A, B and C Shares had not commenced operations prior to December 31, 2000. The returns for the two indexes in this column have been calculated since the inception date of the New Paradigm Fund's no load class. Returns shown include the reinvestment of all dividends.

(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The New Paradigm Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the New Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the New Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)
----------------------------------------------------------------------------- ------------ ----------- -----------
Shareholder Transaction Expenses(2)                                           Advisor      Advisor     Advisor
(fees paid directly from your investment)                                     Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Maximum Sales Charge (Load) Imposed on Purchases                              5.75%        None        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(3)   None         5.00%       1.00%
Maximum Sales Charge (Load) on Reinvested Dividends                           None         None        None
Redemption Fee (as a percentage of amount redeemed, if applicable)            None         None        None
Exchange Fee(4)                                                               None         None        None
Maximum Account Fee(5)                                                        None         None        None
----------------------------------------------------------------------------- ------------ ----------- -----------
Annual Operating Expenses                                                     Advisor      Advisor     Advisor
(expenses deducted from Fund assets)                                          Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Management Fees(6)                                                            1.25%        1.25%       1.25%
Distribution (Rule 12b-1) Fees                                                0.25%        0.75%       0.75%
Other Expenses                                                                2.22%        2.22%       2.22%
----------------------------------------------------------------------------- --------- ----------- -----------
Total Annual Fund Operating Expenses(7)                                       3.72%        4.22%       4.22%
----------------------------------------------------------------------------- --------- ----------- -----------

(1) This fee table reflects the aggregate expenses of the New Paradigm Fund and the proportionate share of the New Paradigm Portfolio allocated to the New Paradigm Fund.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the New Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. Advisor class C shares charge a contingent deferred sales charge of 1% if you redeem shares within one year of purchase. See "Description of Advisor classes."
(4) The New Paradigm Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $12.50 annual fee.
(6) The management fees paid by the New Paradigm Fund reflects the proportionate share of fees allocated to the New Paradigm Fund from the New Paradigm Portfolio for investment advisory services.
(7) For the fiscal year ended December 31, 2001, Kinetics Asset Management, Inc., investment advisor to the New Paradigm Portfolio, had entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the New Paradigm Fund. Although, the Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the investment advisor has voluntarily agreed to continue waiving the fees to the following caps: 2.99%, 3.49%, and 3.49% for Class A, B and C respectively. The investment advisor may discontinue this voluntary waiver at any time.


Example

This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the New Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor classes A, B and C shares the New Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the New Paradigm Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the New Paradigm Fund would be:

                                1 Year     3 Years     5 Years     10 Years
           Advisor Class A       $ 928     $ 1,647     $ 2,385      $ 4,314
           Advisor Class B       $ 924     $ 1,581     $ 2,352      $ 4,388
           Advisor Class C       $ 524     $ 1,281     $ 2,152      $ 4,388

If you did not redeem your shares, you would pay the following expenses:

                               1 Year     3 Years     5 Years     10 Years
          Advisor Class A       $ 928     $ 1,647     $ 2,385      $ 4,314
          Advisor Class B       $ 424     $ 1,281     $ 2,152      $ 4,388
          Advisor Class C       $ 424     $ 1,281     $ 2,152      $ 4,388

           Advisor class descriptions are on page 40.



THE MEDICAL FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio's investment adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Medical Portfolio's investment criteria. Such companies include, but are not limited to the following:

o Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

o Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

o Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

o Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The investment adviser selects portfolio securities by evaluating a company's positioning and resources that it currently expends on research and development looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development because the investment adviser believes that such expenditures frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptances

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and, therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser including, the current investment adviser, to manage the Medical Fund's assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

o Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio's shares, and, therefore, the Medical Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the Medical Fund's returns. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund's performance from year to year (on a calendar year basis). The table shows how the Medical Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Medical Fund's past performance, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Note that because Advisor classes A, B and C shares of the Medical Fund had not completed a full year of operations as of December 31, 2001, there is no performance information for those classes in this part of the Prospectus. The performance below shows that of the Medical Fund's No Load class.

 Calendar Year Returns as of 12/31

                        The Medical Fund - No Load Class
                       Calendar Year Returns as of 12/31

[CHART]

The Medical Fund - No Load Class
Calendar Year Returns as of 12/31

2000    57.15%

2001   -13.77%


Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:                         Q4          1999         33.50%
Worst Quarter:                        Q1          2001        -13.73%

The total return for the No Load class from January 1, 2002 to March 31, 2002 was -8.69%

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
----------------------------------------------- ------------ --------------
                                                  1 Year         Since
                                  Inception(1)
----------------------------------------------- ------------ --------------
The Medical Fund (MEDRX) No Load
     Return before taxes                          -13.77%       30.03%
     Return after taxes on distributions          -13.83%       29.99%
     Return after taxes on distributions and      -8.39%        24.72%
     sale of fund shares
S&P 500 Index(2)                                  -11.89%       -3.14%
NASDAQ Composite Index(3)                         -20.82%       -13.64%
----------------------------------------------- ------------ --------------

(1) The Medical Fund's No Load class commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. Advisor classes A, B and C Shares had not commenced operations prior to December 31, 2000. The returns for the two indexes in this column have been calculated since the Medical Fund's inception date. Returns shown include the reinvestment of all dividends.

(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Medical Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)
----------------------------------------------------------------------------- ------------ ----------- -----------
Shareholder Transaction Expenses(2)                                           Advisor      Advisor     Advisor
(fees paid directly from your investment)                                     Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Maximum Sales Charge (Load) Imposed on Purchases                              5.75%        None        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (3)  None         5.00%       1.00%
Maximum Sales Charge (Load) on Reinvested Dividends                           None         None        None
Redemption Fee (as a percentage of amount redeemed, if applicable)            None         None        None
Exchange Fee(4)                                                               None         None        None
Maximum Account Fee(5)                                                        None         None        None
----------------------------------------------------------------------------- ------------ ----------- -----------
Annual Operating Expenses                                                     Advisor      Advisor     Advisor
(expenses deducted from Fund assets)                                          Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Management Fees(6)                                                            1.25%        1.25%       1.25%
Distribution (Rule 12b-1) Fees                                                0.25%        0.75%       0.75%
Other Expenses                                                                1.03%        1.03%       1.03%
----------------------------------------------------------------------------- ------------ ----------- -----------
Total Annual Fund Operating Expenses                                          2.53%        3.03%       3.03%
----------------------------------------------------------------------------- ------------ ----------- -----------

(1) This fee table reflects the aggregate expenses of the Medical Fund and the proportionate share of the Medical Portfolio allocated to the Medical Fund.

(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.

(3) The contingent deferred sales charge for Advisor class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor class A shares, which do not bear a contingent deferred sales charge. Advisor class C shares charge a contingent deferred sales charge of 1% if you redeem shares within one year of purchase. See "Description of Advisor Classes".

(4) The Medical Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

(5) IRA accounts are assessed a $12.50 annual fee.

(6) The management fees paid by the Medical Fund reflects the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.


Example

This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor classes A, B and C shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:



                              1 Year     3 Years     5 Years     10 Years
         Advisor Class A       $ 816     $ 1,317     $ 1,843      $ 3,276
         Advisor Class B       $ 806     $ 1,236     $ 1,791      $ 3,346
         Advisor Class C       $ 406      $ 936      $ 1,591      $ 3,346

If you did not redeem your shares, you would pay the following expenses:
                              1 Year     3 Years     5 Years     10 Years
         Advisor Class A       $ 816     $ 1,317     $ 1,843      $ 3,276
         Advisor Class B       $ 306      $ 936      $ 1,591      $ 3,346
         Advisor Class C       $ 306      $ 936      $ 1,591      $ 3,346

          Advisor class descriptions are on page 40.



THE ENERGY FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Energy Fund is long-term growth of capital. The Energy Fund seeks to obtain current income as a secondary objective.


Principal Investment Strategies
The Energy Fund seeks to achieve its investment objective by investing all of its investable assets in the Energy Portfolio. Under normal circumstances, the Energy Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies engaged in the field of energy generation, exploration, distribution, equipment development and a range of alternative energy-related research and technologies. The investment adviser believes that the field of energy offers unique investment opportunities because of increasing demand and developing scarcities of traditional energy sources.

Energy Portfolio securities will be selected by the investment adviser from companies that are engaged in the development, refinement, distribution and exploration of energy resources, and the development of alternative energy resources and technologies. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Energy Portfolio's investment criteria. Such companies include, but are not limited to, the following:

o    Fossil fuel providers and explorers.

o    Alternative energy research and development, and commercialization firms.

o    Energy infrastructure builders.

o    Independent energy providers.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand or achieve a competitive advantage in cost/profitability and brand image in the energy field. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Energy Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Energy Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptance

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Energy Portfolio engages in a temporary, defensive strategy, the Energy Portfolio and therefore, the Energy Fund, may not achieve its investment objective.

Fund Structure
The Energy Portfolio has investment objectives identical to that of the Energy Fund. The Energy Fund may withdraw its investment from the Energy Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Energy Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Energy Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Energy Fund or retaining an investment adviser including, the current investment adviser, to manage the Energy Fund's assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Energy Fund and indirectly the Energy Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Energy Fund, Energy Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Energy Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Energy Portfolio's investment objectives.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Industry Risks: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o Energy Industry Specific Risks: Companies that conduct business in the energy industry or derive a substantial portion of their revenues from energy-related activities in general are subject to changes in market supply and demand for energy commodities and rates of change in the technology for alternative energy sources which is generally higher than that of other industries.

o Small and Medium-Size Company Risks: The Energy Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Energy Portfolio's assets.

o Foreign Securities Risks: The Energy Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Energy Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Energy Portfolio's shares and therefore, the Energy Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o Option Transaction Risks: The Energy Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Energy Fund

The bar chart and table shown below illustrate the variability of the Energy Fund's returns. The bar chart indicates the risks of investing in the Energy Fund by showing the changes in the Energy Fund's performance from year to year (on a calendar year basis). The table shows how the Energy Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Energy Fund's past performance, before and after taxes, is not necessarily an indication of how the Energy Fund or the Energy Portfolio will perform in the future. Note that because Advisor classes A, B and C shares of the Energy Fund had not commenced operations as of December 31, 2001, there is no performance information for those classes in this part of the Prospectus. The performance below shows that of the Energy Fund's No Load class.

 Calendar Year Returns as of 12/31

                        The Energy Fund - No Load Class
                       Calendar Year Returns as of 12/31

[CHART]

2001    -5.00%


Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:                         Q4          2001          4.51%
Worst Quarter:                        Q3          2001         -8.55%

The total return for the No Load class from January 1, 2002 to March 31, 2002 was 3.26%

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.


Average Annual Total Returns as of 12/31/2001
----------------------------------------------- ------------ --------------
                                                  1 Year         Since
                                  Inception(1)
----------------------------------------------- ------------ --------------
The Energy Fund (ENRGX) No Load
     Return before taxes                          -5.00%        -4.97%
     Return after taxes on distributions          -5.00%        -4.97%
     Return after taxes on distributions and      -3.05%        -3.98%
     sale of fund shares
S&P 500 Index(2)                                  -11.89%       -12.77%
NASDAQ Composite Index(3)                         -20.82%       -23.46%
----------------------------------------------- ------------ --------------

(1) The Energy Fund's No Load class commenced operations on December 31, 2000 and began operations as a feeder fund of the Energy Portfolio on December 31, 2000. Advisor classes A, B and C Shares had not commenced operations prior to December 31, 2001. The returns for the two indexes in this column have been calculated since the Energy Fund's inception date. Returns shown include the reinvestment of all dividends.

(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Energy Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

Fees and Expenses of the Energy Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Energy Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)
----------------------------------------------------------------------------- ------------ ----------- -----------
Shareholder Transaction Expenses(2)                                           Advisor      Advisor     Advisor
(fees paid directly from your investment)                                     Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Maximum Sales Charge (Load) Imposed on Purchases                              5.75%        None        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(3)   None         5.00%       1.00%
Maximum Sales Charge (Load) on Reinvested Dividends                           None         None        None
Redemption Fee (as a percentage of amount redeemed, if applicable)            None         None        None
Exchange Fee(4)                                                               None         None        None
Maximum Account Fee(5)                                                        None         None        None
----------------------------------------------------------------------------- ------------ ----------- -----------
Annual Operating Expenses                                                     Advisor      Advisor     Advisor
(expenses deducted from Fund assets)                                          Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Management Fees(6)                                                               1.25%        1.25%       1.25%
Distribution (Rule 12b-1) Fees                                                   0.25%        0.75%       0.75%
Other Expenses                                                                  14.72%       14.72%      14.72%
----------------------------------------------------------------------------- ------------ ----------- -----------
Total Annual Fund Operating Expenses(7)                                         16.22%       16.72%      16.72%
----------------------------------------------------------------------------- ------------ ----------- -----------


(1) This fee table reflects the aggregate expenses of the Energy Fund and the proportionate share of the Energy Portfolio allocated to the Energy Fund. Advisor classes A, B and C shares had not commenced operations prior to December 31, 2001.

(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Energy Fund and any other series of Kinetics Mutual Funds, Inc.

(3) The contingent deferred sales charge for Advisor class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. Advisor class C shares charge a contingent deferred sales charge of 1% if you redeem shares within one year of purchase. See "Description of Advisor Classes."

(4) The Energy Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

(5) IRA accounts are assessed a $12.50 annual fee.

(6) The management fees paid by the Energy Fund reflects the proportionate share of fees allocated to the Energy Fund from the Energy Portfolio for investment advisory services.

(7) For the fiscal year ended December 31, 2001, Kinetics Asset Management, Inc., investment advisor to the Energy Portfolio, had entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Emerging Growth Fund. Although, the Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the investment advisor has voluntarily agreed to continue waiving the fees to the following caps: 2.99%, 3.49%, and 3.49% for Class A, B and C respectively. The investment advisor may discontinue this voluntary waiver at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the Energy Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor classes A, B and C shares of the Energy Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Energy Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Energy Fund would be:

                               1 Year     3 Years     5 Years     10 Years
          Advisor Class A      $ 2,018    $ 4,436     $ 6,343     $ 9,524
          Advisor Class B      $ 2,074    $ 4,490     $ 6,429     $ 9,569
          Advisor Class C      $ 1,674    $ 4,190     $ 6,229     $ 9,569

If you did not redeem your shares, you would pay the following expenses:

                              1 Year     3 Years     5 Years     10 Years
         Advisor Class A      $ 2,018    $ 4,436     $ 6,343     $ 9,524
         Advisor Class B      $ 1,574    $ 4,190     $ 6,229     $ 9,569
         Advisor Class C      $ 1,574    $ 4,190     $ 6,229     $ 9,569

          Advisor class descriptions are on page 40.



THE SMALL CAP OPPORTUNITIES FUND
Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio's investment adviser considers small cap companies to be those that have a market capitalization of less than $2 billion. The investment adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the investment adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria. Such companies include, but are not limited to the following:

o Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o Financial Services: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

o Retailers: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o    Manufacturing  and  Consumer  Products:   Companies  that  manufacture  and
     distribute products to retail outlets.

The investment adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 20% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o    commercial paper

o    certificates of deposit, demand and time deposits and banker's acceptances

o    U.S. Government securities (i.e., U.S. Treasury obligations)

o    repurchase agreements

To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and, therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser including, the current investment adviser, to manage the Small Cap Fund's assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

o Stock Selection Risks: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's investment objective.

o Liquidity Risks: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o Small Company Risks: The Small Cap Portfolio may invest in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio's assets.

o Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio's shares, and therefore, the Small Cap Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the Small Cap Fund's returns. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund's performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Small Cap Fund's past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. Note that because Advisor classes A, B and C shares of the Small Cap Fund commenced operations on December 31, 2001, there is no performance information for those classes in this part of the Prospectus. The performance below shows that of the Small Cap Fund's No Load class.

 Calendar Year Returns as of 12/31

                 The Small Cap Opportunity Fund - No Load Class
                       Calendar Year Returns as of 12/31
[CHART]

2001    30.63%

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:                         Q4          2001         14.99%
Worst Quarter:                        Q3          2001         -9.54%

The total return for the No Load class from January 1, 2002 to March 31, 2002 was 0.76%

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information may not apply to your investment.

Average Annual Total Returns as of 12/31/2001
-------------------------------------------------- -------------- --------------
                                                      1 Year           Since
                                                                    Inception(1)
-------------------------------------------------- -------------- --------------
The Small Cap Opportunities Fund (KSCOX) No Load
     Return before taxes                              30.63%           23.12%
     Return after taxes on distributions              30.63%           23.12%
     Return after taxes on distributions and          18.65%           18.78%
     sale of fund shares

S&P 500 Index(2)                                     -11.89%          -11.66%
NASDAQ Composite Index(3)                            -20.82%          -39.43%
-------------------------------------------------- -------------- --------------

(1) The Small Cap Opportunities Fund's No Load class commenced operations on March 20, 2000 and began operations as a feeder fund of the Small Cap Opportunities Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the Small Cap Opportunities Fund's inception date. Returns shown include the reinvestment of all dividends.

(2) The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Small Cap Opportunities Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

(3) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.


Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
----------------------------------------------------------------------------- ------------ ----------- -----------
Shareholder Transaction Expenses(2)                                           Advisor      Advisor     Advisor
(fees paid directly from your investment)                                     Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Maximum Sales Charge (Load) Imposed on Purchases                              5.75%        None        None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (3)  None         5.00%       1.00%
Maximum Sales Charge (Load) on Reinvested Dividends                           None         None        None
Redemption Fee (as a percentage of amount redeemed, if applicable)            None         None        None
Exchange Fee(4)                                                               None         None        None
Maximum Account Fee(5)                                                        None         None        None
----------------------------------------------------------------------------- ------------ ----------- -----------
Annual Operating Expenses                                                     Advisor      Advisor     Advisor
(expenses deducted from Fund assets)                                          Class A      Class B     Class C
----------------------------------------------------------------------------- ------------ ----------- -----------
Management Fees(6)                                                               1.25%        1.25%       1.25%
Distribution (Rule 12b-1) Fees                                                   0.25%        0.75%       0.75%
Other Expenses                                                                   2.48%        2.48%       2.48%
----------------------------------------------------------------------------- ------------ ----------- -----------
Total Annual Fund Operating Expenses(7)                                          3.98%        4.48%       4.48%
----------------------------------------------------------------------------- ------------ ----------- -----------

(1) This fee table reflects the aggregate expenses of the Small Cap Fund and the proportionate share of the Small Cap Portfolio allocated to the Small Cap Fund. Advisor classes A, B and C had not commenced operations prior to December 31, 2001.

(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.

(3) The contingent deferred sales charge for Advisor class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor class B shares convert to Advisor class A shares, which do not bear a contingent deferred sales charge. Advisor class C shares charge a contingent deferred sales charge of 1% if you redeem shares within one year of purchase. See "Description of Advisor classes."

(4) The Small Cap Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

(5) IRA accounts are assessed a $12.50 annual fee.

(6) The management fees paid by the Small Cap Fund reflects the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.

(7) For the fiscal year ended December 31, 2001, Kinetics Asset Management, Inc., investment advisor to the Small Cap Portfolio, had entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Small Cap Fund. Although, the Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the investment advisor has voluntarily agreed to continue waiving the fees to the following caps: 2.99%, 3.49%, and 3.49% for Class A, B and C respectively. The investment advisor may discontinue this voluntary waiver at any time.


Example

This Example is intended to help you compare the cost of investing in Advisor classes A, B and C shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor classes A, B and C shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

                              1 Year     3 Years     5 Years     10 Years
         Advisor Class A       $ 952     $ 1,718     $ 2,499      $ 4,523
         Advisor Class B       $ 949     $ 1,655     $ 2,469      $ 4,598
         Advisor Class C       $ 549     $ 1,355     $ 2,269      $ 4,598

If you did not redeem your shares, you would pay the following expenses:

                              1 Year     3 Years     5 Years     10 Years
         Advisor Class A       $ 952     $ 1,718     $ 2,499      $ 4,523
         Advisor Class B       $ 449     $ 1,355     $ 2,269      $ 4,598
         Advisor Class C       $ 449     $ 1,355     $ 2,269      $ 4,598

          Advisor class descriptions are on page 40.



Main Risks of Investing in each of the Funds
The principal risks of investing in each Fund are described previously in this Prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.


Investing in Mutual Funds--All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund's investment in a Portfolio. The following describes the primary risks to each
Fund that invests in its corresponding Portfolio due to each Portfolio's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk--All Funds


The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio's shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Internet Industry Specific Risks--The Internet Fund and the Emerging Growth Fund, The value of each Portfolio's shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio's shares and your investment in the corresponding Fund.

Medical Research Industry-Specific Risks--The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Energy Industry Specific Risks--The Energy Fund
The value of the Energy Portfolio's shares will be susceptible to factors affecting the energy industry, such as volatile market supply and demand conditions and changes in domestic government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of energy-related companies. Alternative energy-related companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Energy Portfolio's shares and your investment in the Energy Fund.

Securities Lending--All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

Non-Diversification--All Funds
Each Portfolio is classified as "non-diversified" under federal securities laws which means that one-half of each Portfolio's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Portfolio's total assets. As a result of their non-diversified status, a Portfolio's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

Investment in Small and Medium-Size Companies--All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities--All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and U.S. companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing--All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the Fund.

Derivatives Risk--All Funds
Each Portfolio may invest in derivatives such as options and futures. The successful use of the investment practices described above depends on the portfolio manager's ability to forecast stock price movements and/or currency exchange rate movements correctly. Should stock prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio's ability to dispose of its positions in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell currencies or portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Management of the Funds and the Portfolios
Investment Adviser
Each Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. Founded in 1996, Kinetics provides investment advisory services to a family of seven mutual funds with discretionary management authority over approximately $468 million in assets at December 31, 2001. The investment adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio's assets. The investment adviser receives an annual fee from each Portfolio for its services of 1.25% of each Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.

The investment adviser relies on an investment committee for performing its research duties for the portfolios.


Members of the Investment Committee
Peter B. Doyle is the Chairman of the Board and President of the Company. He is also the Chief Investment Strategist for all of the Portfolios. He is primarily responsible for the day-to-day management of each of the Portfolios' assets and securities. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Portfolios. Previously, Mr. Doyle co-founded and has been a Managing Director of Horizon Asset Management. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Bachelor of Science in Economics from St. John's University and a Masters of Business Administration from Fordham University.

Bruce P. Abel has been a member of the Investment Committee since 1999. Mr. Abel's primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Prior to joining Kinetics in 1999, Mr. Abel was employed with Brookhaven National Laboratory since 1989 where he worked researching, developing and implementing technical and scientific programs and systems in the areas of nuclear physics, computer programming, and industrial design. During that time, Mr. Abel was also a freelance writer for Academic Science News and Review, researching, reporting, and providing scholarly analysis and insight on a myriad of issues and developments in the fields of science and technology. Mr. Abel has over ten years experience in the fields of science, chemistry, physics, and engineering. Mr. Abel holds a Masters Degree in Mechanical Engineering with an emphasis on Nuclear Engineering, and has also studied extensively in the areas of Applied Mathematics, Hydrodynamics, Aerodynamics, and Physics.

Fred A. Froewiss, prior to joining Kinetics in 1999, was the Vice President of Investments at Janney Montgomery Scott, LLC from 1992 to 1999. Earlier, Mr. Froewiss spent 10 years as a Portfolio Manager in the Private Banking Division of Citibank. He started his career at IBM Corp. in the controller's office. Mr. Froewiss holds a Bachelor of Science in Accounting and a Masters of Business Administration from Pace University.

Tina Larsson joined Kinetics in 1999. From 1996 to 1999, Ms. Larsson was an analyst at Horizon Asset Management for the Spin-Off Report, a research service that focuses on spin-offs, and for developing institutional market research. Ms. Larsson holds a Bachelors of Science in Finance and a Masters of Business Administration from Pace University.

Steven Tuen, CFA, joined Kinetics in 1999. Mr. Tuen's primary duties include research and analysis of equity securities for investment. From 1996 to 1999, Mr. Tuen was an analyst and the Director of Research of the IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr. Tuen was an analyst at Bankers Trust Company where he became a portfolio manager in the Private Banking Group. Mr. Tuen holds a Bachelor of Science in Business Administration from the City University of New York and is a Chartered Financial Analyst.

Murray Stahl is the Director of Research of Kinetics. Mr. Stahl has been Chairman and a co-founder of Horizon Asset Management since 1994. Immediately prior to that, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets. As the senior fund manager, he directed the investments of three of the bank's Common Trust Funds, the Special Opportunity, Utility, and Tangible Assets Funds. Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation development. Mr. Stahl holds a Bachelor of Arts in Economics and a Masters of Arts in History from the City University of New York and a Masters of Business Administration from Pace University.

Steven M. Bregman, CFA, was a co-founder and has been President of Horizon Asset Management since 1994. From 1987 through late 1994, Mr. Bregman was an Investment Officer in Bankers Trust Company's Private Clients Group, where he managed in excess of $600 million of equity and fixed-income assets. Mr. Bregman was one of a five-manager group responsible for managing the bank's largest individual relationships and for setting equity investment guidelines for the Private Bank. Mr. Bregman served in a variety of new product development projects. Mr. Bregman received a Bachelor of Arts in Economics from the City University of New York.

Valuation of Fund Shares
Shares of each Fund are sold at net asset value per share ("NAV") plus any applicable sales charge (See "Description of Advisor Classes"). The NAV is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated in an identical manner as that of each corresponding Fund.

Each Portfolio's securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio's shares.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the investment adviser values foreign securities held by the corresponding Portfolio at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of a Portfolio's securities, these securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees.


How to Purchase Shares



In General
Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500. The minimum subsequent investment for both types of accounts is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.


Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of a Fund's shares.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.


Purchase By Mail
To purchase a Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to [NAME OF FUND] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail                           Overnight or Express Mail
Kinetics Mutual Funds, Inc.            Kinetics Mutual Funds, Inc.
[NAME OF FUND]                         [NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                           615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701               Milwaukee, WI 53202


Purchase By Wire
Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

o    Wire to: U.S. Bank, N.A.

o    ABA Number: 0420-00013

o    Credit: U.S. Bancorp Fund Services, LLC

o    Account: 112-952-137

o    Further Credit:              Kinetics Mutual Funds, Inc.
                                  [NAME OF FUND]
                                  (Shareholder Name/Account Registration)
                                  (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.


Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify each Fund in which you are invested at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number. All subsequent purchases are subject to the applicable sales charges.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds' distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
You may redeem part or all of each Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day. Keep in mind that Advisor classes B and C shares may be subject to a contingent deferred sales charge.

Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail                             Overnight or Express Mail
Kinetics Mutual Funds, Inc.              Kinetics Mutual Funds, Inc.
[NAME OF FUND]                           [NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                             615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                 Milwaukee, WI 53202

Requests for redemption in "good order" must:

o    indicate the name of the Fund,

o be signed exactly as the shares are registered, including the signature of each owner,

o    specify the number of shares or dollar amount to be redeemed,

o    indicate your account registration number, and

o    include your social security number or tax identification number.


Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number
o    the name in which your account is registered
o the social security or tax identification number under which the account is registered
o    the address of the account holder, as stated in the New Account Application
     Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The Systematic Withdrawal Plan is not recommended for Advisor classes B and C shares.

The Funds' Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of a Fund or unless the shareholder is an active participant in the AIP. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Exchange Privilege
You can exchange your shares in any Fund for like shares of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor class A shares for Advisor class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. Exchanges of Advisor classes B or C Shares to another Fund's B or C Advisor classes will not affect the CDSC timeline (See "Description of Advisor Classes"). In all cases, shareholders will be required to pay a sales charge only once.

Call (800) 930-3828 to learn more about the other mutual funds offered by the Company and about exercising your exchange privilege.


Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the Fund in which shareholders are already invested, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
Each Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold 30% of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.


Distribution of Shares
Rule 12b-1 Plans
Each Fund has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows each Fund to pay distribution fees for the sale and distribution of its shares. One Plan is for Advisor class A shares, while the other Plan is for Advisor classes B and C shares. Under the first Plan, Advisor class A shares may pay as compensation up to an annual rate of 0.25% of the average daily net asset value of shares to the distributor or other qualified recipient under the Plan. Under the second Plan, Advisor classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of shares to the distributor. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, Inc., an affiliate of Kinetics, 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605 is the distributor for the shares of the Funds. Kinetics Funds Distributor, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agent
Kinetics is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Funds. For this service, Kinetics receives an annual shareholder-servicing fee from each class equal to 0.25% of each Fund's average daily net assets.

Fund Administrator
Kinetics also serves as Administrator to each Fund and Portfolio. Kinetics will be entitled to receive an annual administration fee equal to the total of 0.05% of each Fund's average daily net assets and 0.10% of each Portfolio's. Out of these fees, Kinetics will be responsible for the payment of a portion of such fees to U.S. Bancorp Fund Services, LLC ("USBFS") for certain sub-administrative services rendered to each Fund by USBFS.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant

U.S. Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS, each Fund's Sub-Administrator, also acts as each Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers three Classes of shares for Kinetics Mutual Funds, Inc. - Advisor classes A, B and C shares. Please note that the only Advisor class of Kinetics Mutual Funds currently available to shareholders is as follows:


    ---------------------------------- ---------------------------------------
    Fund Name                          Class
    ---------------------------------- ---------------------------------------
    The Internet Fund                  Advisor Class A Shares
    ---------------------------------- ---------------------------------------
    The Medical Fund                   Advisor Class A Shares
    ---------------------------------- ---------------------------------------
    The New Paradigm Fund              Advisor Class A Shares
    ---------------------------------- ---------------------------------------
    The Small Cap Opportunities Fund   Advisor Class A Shares
    ---------------------------------- ---------------------------------------

Advisor Class A Shares
Advisor class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Advisor class A shares may impose a Rule 12b-1 fee of up to 0.25% of average daily net assets which is assessed against the shares of each Fund.

If you purchase Advisor class A shares of a Fund you will pay the net asset value next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

---------------------- ------------------- ----------------- ----------------------------
                        Sales Charge as a  Sales Charge as a Dealers Reallowance as a %
 Amount of Transaction % Of Offering Price   % of Net Asset       of Offering Price
                                                 Value
---------------------- ------------------- ----------------- ----------------------------
Less than $50,000             5.75%              6.10%                  5.25%
---------------------- ------------------- ----------------- ----------------------------
$50,000 to $99,999            4.75%              4.99%                  4.25%
---------------------- ------------------- ----------------- ----------------------------
$100,000 to $249,999          3.75%              3.90%                  3.25%
---------------------- ------------------- ----------------- ----------------------------
$250,000 to $499,999          2.75%              2.83%                  2.25%
---------------------- ------------------- ----------------- ----------------------------
$500,000 to $999,999          2.25%              2.30%                  1.75%
---------------------- ------------------- ----------------- ----------------------------
$1,000,000 and above          0.75%              0.76%                  0.65%
---------------------- ------------------- ----------------- ----------------------------

Waivers - Advisor Class A Shares
Employees of brokers and agents that have selling agreements with the distributor will not have to pay a sales charge on Advisor class A shares. Reducing Your Sales Charge - Advisor Class A Shares You can reduce the sales charge on purchases of Advisor class A shares by:

|X| purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

|X| signing a letter of intent that you intend to purchase more than $100,000 worth of shares over the next 13 months;

|X| using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days; and

|X| combining concurrent purchases of Advisor class A shares from different Funds. Please note that certain broker-dealers may reduce or waive sales charges under certain circumstances for certain groups. Consult your broker-dealer.

Advisor Class B Shares
Advisor class B shares are retail shares and may be purchased by individuals or IRAs. With Advisor class B shares, a contingent deferred sales charge may be imposed if you redeem your shares within a certain time period. If you redeem your Advisor class B shares within six full years of the date you purchased, a contingent deferred sales charge (CDSC) may be charged by the Funds' distributor. Advisor class B shares impose a Rule 12b-1 fee of 0.75% of each Fund's average daily net assets. Advisor class B shares convert to Advisor class A shares after eight years.

If you purchase Advisor class B shares of any of the Funds, you will pay the net asset value next determined after your order is received. There is no initial sales charge on this class at the time you purchase your shares. However, there is a contingent deferred sales charge on Advisor class B shares if you redeem shares within six years as shown below. Any applicable CDSC will be imposed on the lesser of the current price or original purchase price in the amount indicated by the table below:

------------------------------ -------------------------------
     Year of Redemption             Contingent Deferred
       After Purchase                   Sales Charge
------------------------------ -------------------------------
          1 or less                         5.0%
            1 - 2                           4.0%
            2 - 3                           3.0%
            3 - 4                           3.0%
            4 - 5                           2.0%
            5 - 6                           1.0%
         More than 6                        None
------------------------------ -------------------------------

In computing the amount of CDSC you could be charged, redemptions are deemed to have occurred in the following order:

1. shares of the Fund you purchased by reinvesting your dividends and long-term capital gains
2. shares of a Fund you held for more than six full years from the date of purchase
3. shares of a Fund you held for fewer than six full years on a first-in, first-out basis

The CDSC is not charged on:

|X| shares purchased by reinvesting your dividends or distributions of short or long-term capital gains
|X|  shares held for more than six full years after purchase
|X|  redemptions made following death or disability (as defined by the IRS)
|X| redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 701/2years old or older
|X| redemptions made in shareholder accounts that do not have the required minimum balance

Advisor Class C Shares
Advisor class C shares are retail shares and may be purchased by individuals or IRAs. With Advisor class C shares, a CDSC may be imposed if you redeem your shares within one year. Advisor class C shares also impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor class C shares of any of the Funds, you will pay the net asset value next determined after your order is received. There is no initial sales charge on this class at the time you purchase your shares. However, there is a CDSC of 1% on Advisor class C shares if you redeem shares invested within one year. Applicable CDSC will be imposed on the original purchase price at the time of redemption of 1% if you redeem with one year.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio's objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company's Board of Directors retains its right to withdraw any of the Fund's investments from the Portfolios at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund's shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The  SAI  contains  more  information   about  each  Fund  and  Portfolio,   the
Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Accountants
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as independent accountants for the Funds for the year ending December 31, 2002.

Financial Highlights
The financial highlights table set forth below is intended to help you understand each Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds' (assuming reinvestment of all dividends and distributions). The financial information provided for the years January 1, 2000 through December 31, 2001 have been audited by PricewaterhouseCoopers LLP whose report, along with the Funds' financial statements that are included in the Funds' annual report, is available upon request.

Please note that Advisor B and C classes of each Fund have not commenced operations as of the date of this Prospectus.

THE INTERNET FUND


                                                     Advisor Class A
                                                    April 26, 2001(1)
                                                         through
                                                    December 31, 2001
                                                  ----------------------
PER SHARE DATA(4)
Net asset value beginning of period               $      23.50
                                                  ----------------------
Net investment income (loss)                             (0.12)(6)
Net gains or losses on securities
(both realized and unrealized)                           (1.63)
                                                  ----------------------
Total from investment operations                         (1.75)
                                                  ----------------------
Dividends                                                  --
(from net investment income)
Distributions (from capital gains)                         --
                                                  ----------------------
Total distributions                                        --
                                                  ----------------------
Net asset value end of period                      $     21.75
                                                  ======================
Total Return                                             (7.45)%(2)(5)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                         $ 975
Gross ratio of expenses to average net assets             2.62%(3)
(excluding waivers)
Net ratio of expenses to average net assets               2.62%(3)
Gross ratio of net income (loss) to average net          (0.86)%(3)
assets (excluding waivers)
Net ratio of net income  (loss) to  average  net         (0.86)%(3)
assets
Portfolio turnover rate                                     N/A


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

THE NEW PARADIGM FUND


                                                     Advisor Class A
                                                    April 26, 2001(1)
                                                         through
                                                    December 31, 2001
                                                  ----------------------
PER SHARE DATA(4)
Net asset value beginning of period               $      10.42
                                                  ----------------------
Net investment income (loss)                             (0.10)(6)
Net gains or losses on securities
(both realized and unrealized)                            0.26
                                                  ----------------------
Total from investment operations                          0.16
                                                  ----------------------
Dividends                                                  --
(from net investment income)
Distributions (from capital gains)                         --
                                                  ----------------------
Total distributions                                        --
                                                  ----------------------
Net asset value end of period                      $     10.58
                                                  ======================
Total Return                                              1.54%(2)(5)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                        $ 4,091
Gross ratio of expenses to average net assets             3.72%(3)
(excluding waivers)
Net ratio of expenses to average net assets               2.99%(3)
Gross ratio of net income (loss) to average net          (2.16)%(3)
assets (excluding waivers)
Net ratio of net income  (loss) to  average  net         (1.43)%(3)
assets
Portfolio turnover rate                                     N/A


(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period. (5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

THE MEDICAL FUND


                                                     Advisor Class A
                                                    April 26, 2001(1)
                                                         through
                                                    December 31, 2001
                                                  ----------------------
PER SHARE DATA(4)
Net asset value beginning of period               $      18.24
                                                  ----------------------
Net investment income (loss)                             (0.17)(6)
Net gains or losses on securities
(both realized and unrealized)                           (0.03)
                                                  ----------------------
Total from investment operations                         (0.20)
                                                  ----------------------
Dividends                                                  --
(from net investment income)
Distributions (from capital gains)                       (0.03)
                                                  ----------------------
Total distributions                                      (0.03)
                                                  ----------------------
Net asset value end of period                      $     18.01
                                                  ======================
Total Return                                             (1.09)%(2)(5)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                        $ 1,203
Gross ratio of expenses to average net assets             2.53%(3)
(excluding waivers)
Net ratio of expenses to average net assets               2.53%(3)
Gross ratio of net income (loss) to average net          (1.42)%(3)
assets (excluding waivers)
Net ratio of net income  (loss) to  average  net         (1.42)%(3)
assets
Portfolio turnover rate                                     N/A


(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for the entire period. (5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.


THE SMALL CAP OPPORTUNITIES FUND


                                                     Advisor Class A
                                                  December 31, 2001(1)
                                                  ----------------------
PER SHARE DATA(3)
Net asset value beginning of period                $     14.50
                                                  ----------------------
Net investment income (loss)                             --
Net gains or losses on securities                        --
(both realized and unrealized)
                                                  ----------------------
Total from investment operations                         --
                                                  ----------------------
Dividends                                                  --
(from net investment income)
Distributions (from capital gains)                         --
                                                  ----------------------
Total distributions                                        --
                                                  ----------------------
Net asset value end of period                      $     14.50
                                                  ======================
Total Return                                             (0.00)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                          $ 1
Gross ratio of expenses to average net assets           N/A
(excluding waivers)
Net ratio of expenses to average net assets             N/A
Gross ratio of net income (loss) to average net         N/A
assets (excluding waivers)
Net ratio of net income  (loss) to  average  net        N/A
assets
Portfolio turnover rate                                     N/A


(1)  Commencement of operations.
(2)  Not annualized.
(3) Information presented relates to a share of capital stock outstanding for the entire period.


Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund


Investment Adviser,                     Kinetics Asset Management, Inc.
Administrator,                          1311 Mamaroneck Avenue
and Shareholder Servicing Agent         White Plains, NY 10605

Legal Counsel                           Spitzer & Feldman P.C.
                                        405 Park Avenue
                                        New York, NY 10022

Independent Accountants                 PricewaterhouseCoopers LLP
                                        100 East Wisconsin Avenue, Suite 1500
                                        Milwaukee, WI 53202

Transfer Agent, Fund Accountant,        U.S. Bancorp Fund Services, LLC
and Sub-Administrator                   615 East Michigan Street
                                        Milwaukee, WI 53202

Custodian                               U.S. Bank, N.A.
                                        615 East Michigan Street
                                        Milwaukee, WI 53202

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (SAI) dated May 1, 2002. The SAI of the Funds provides more details about each Fund's policies and management. The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

To receive any of these documents or the Prospectus of Kinetics Mutual Funds, Inc., to request additional information about Kinetics Mutual Funds, Inc. or to make shareholder inquires, please contact us.

By Telephone:                             By Internet:
(800) 930-3828                            http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Kinetics Mutual Funds, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303


                                                                   No Load Class









                 May 1, 2002   Prospectus www.kineticsfunds.com
                 (as supplemented
                  May 29, 2002)


                    The Kinetics Government Money Market Fund


                     A series of Kinetics Mutual Funds, Inc.


                       [LOGO] Kinetics Mutual Funds, Inc.






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.


                                Table of Contents


Investment Objective, Principal Investment Strategies and Principal Risks 2


Performance of the Money Market Fund 4


Fees and Expenses of the Money Market Fund 5


Management of the Fund and the Portfolio 6

Valuation of Fund Shares 6


How to Purchase Shares 7


How to Redeem Shares 8


Exchange Privilege 10


Distributions and Taxes 11


Distribution of Shares 12


Unique Characteristics of Master/Feeder Fund Structure 13


Counsel and Independent Accountants 13

Financial Highlights 14




[LOGO]  Kinetics Mutual Funds, Inc.



The Kinetics Government Money Market Fund (the "a Maryland Corporation fund" or the "Money Market Fund") a series of Kinetics Mutual Funds, Inc. (the "Company") a Maryland Corporation, is a no-load, diversified investment company which, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in The Kinetics Government Money Market Portfolio (the "Portfolio"), a series of Kinetics Portfolios Trust, a Delaware business trust. The Portfolio is a no-load diversified investment company which seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of Master/Feeder Fund Structure" on page 11.



Who May Want to Invest

The Fund may be appropriate for people who:

o    want to save money rather than "invest"

o    require stability of principal

o    prefer to receive income with relatively fewer risks

An investment in the Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Prospectus
This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.


Investment Adviser
Kinetics Asset Management, Inc.


Minimum Initial Investment
$2,500


May 1, 2002
(as supplemented
  May 29, 2002)


Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests substantially all of its net assets in high quality, U.S. dollar-denominated short-term obligations that have been determined by the investment adviser, subject to the approval of the Portfolio's Board of Trustees, to present minimal credit risk. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations ("U.S. Government Securities"). U.S. Government Securities include direct obligations of the U.S. Treasury, such as Treasury Bills, Treasury Notes and Treasury Bonds. The Fund seeks to maintain a constant $1.00 net asset value per share.

U.S. Government Securities are high quality instruments guaranteed as to principal and interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States, however. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than do obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Portfolio's investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Portfolio's investments in these securities.

Under a repurchase agreement, the Portfolio purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate premium during the Portfolio's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Portfolio may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The investment adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Portfolio.

Fund Structure
The Portfolio has an investment objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser including, the current investment adviser, to manage the Fund's assets directly.

Principal Risks of the Fund
The principal risks of investing in the Fund and, indirectly, the Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Fund, the Portfolio and your investment.

Interest Rate Risks
The rate of income will vary from day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline. The values of the obligations held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the investment policies of the Fund and Portfolio are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.

Credit Risks
Changes in the credit quality rating or changes in an issuer's financial condition can also affect the Portfolio. A default on a security held, or a repurchase agreement entered into, by the Portfolio could cause the value of your investment in the Fund to decline.

Repurchase Agreement Risks
One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Portfolio, which may result in the Portfolio selling the security for less than the price agreed upon with the seller. Another risk of repurchase agreements is that the seller may default or file for bankruptcy under which circumstances the Portfolio might have to wait through lengthy court actions before selling the securities. In the event of a default or bankruptcy by the seller, the Portfolio will liquidate those securities held under the repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the securities.

Performance of the Kinetics Government Money Market Fund

                    The Kinetics Government Money Market Fund
                      Calendar Year Returns as of 12/31/01


2001: 2.36%



Best Quarter              Q3                   2000                  1.26%
Worst Quarter             Q4                   2001                  0.14%

------------------------------------------ --------- --------------------
                                             1 Year   Since Inception(1)
------------------------------------------ --------- --------------------

The Kinetics Government Money Market Fund    2.36%           3.43%
     Return before taxes
------------------------------------------ --------- --------------------

(1) The Money Market Fund commenced operations on February 3, 2000 and converted into a feeder fund of the Portfolio on April 28, 2000. The returns shown include reinvestment of all dividends.

Please   note  that  you  may  obtain  the   Fund's   7-day   yield  by  calling
1-800-930-3828.

Fees and Expenses of the Money Market Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Money Market Fund. These fees and expenses are described in the table below and are further explained in the example that follows.


Fee Table(1)

------------------------------------------------------------------------ -------
Shareholder Transaction Expenses(2)                                      No Load
(fees paid directly from your investment)                                Class
------------------------------------------------------------------------ -------
Maximum Sales Charge (Load) Imposed on Purchases                         None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) None
Maximum Sales Charge (Load) on Reinvested Dividends                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)       None
Exchange Fee(3)                                                          None
Maximum Account Fee(4)                                                   None

------------------------------------------------------------------------ -------
Annual Operating Expenses                                                No Load
(expenses deducted from Fund assets)                                     Class
------------------------------------------------------------------------ -------
Management Fees(5)                                                        0.50%
Distribution (Rule 12b-1) Fees                                            None
Other Expenses                                                            0.85%
------------------------------------------------------------------------ -------
Total Annual Fund Operating Expenses(6)                                   1.35%

(1) This fee table reflects the aggregate expenses of the Money Market Fund and the proportionate share of the Portfolio allocated to the Money Market Fund.
(2) You will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Money Market Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The Money Market Fund's Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.
(4)  IRA accounts are assessed a $12.50 annual fee.
(5) The management fees paid by the Money Market Fund reflect the proportionate fees allocated to the Money Market Fund from the Portfolio for investment advisory services.
(6) For the fiscal year ended December 31, 2001, Kinetics Asset Management, Inc., investment advisor to the Portfolio, had entered into an Expense Waiver and Reimbursement Agreement with the Company on behalf of the Money Market Fund. Although, the Expense Waiver and Reimbursement Agreement expired on December 31, 2001, the investment advisor has voluntarily agreed to continue waiving the fee to the following cap: 1.24%. The investment advisor may discontinue this voluntary waiver at any time.

Example

This Example is intended to help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Money Market Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Money Market Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Money Market Fund would be:

                              1 Year     3 Years     5 Years     10 Years
          No Load Class        $137        $428        $739       $1,624


Management of the Fund and the Portfolio

Investment Adviser
The Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The investment adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio's assets. The investment adviser receives an annual fee from the Portfolio for its services of 0.50% of the Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.

Peter B. Doyle is the Chief Investment Strategist for the Portfolio. The investment adviser relies on an investment committee for performing its research duties for the portfolios.

Valuation of Fund Shares

Shares of the Fund are sold at net asset value per share ("NAV"), which is determined by the Fund as of 12:00 p.m. Eastern time, each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

How to Purchase Shares


In General
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.


Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of the Fund's shares.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

Purchase By Mail
To purchase Fund shares by mail, simply complete and sign the New Account Application Form and mail it, along with a check or money order made payable to The Kinetics Government Money Market Fund c/o Kinetics Mutual Funds, Inc., to:

Regular Mail                                 Overnight or Express Mail
--------------------------------------------------------------------------------


Kinetics Mutual Funds, Inc.                  Kinetics Mutual Funds, Inc.
The Kinetics Government Money                The   Kinetics   Government   Money
Market Fund                                  Market Fund
c/o U.S. Bancorp Fund Services, LLC          c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                                 615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                     Milwaukee, WI 53202

Purchase By Wire
Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly credited when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

o  Wire to:                U.S. Bank, N.A.
o  ABA Number:             0420-00013
o  Credit:                 U.S. Bancorp Fund Services, LLC
o  Account:                112-952-137
o  Further Credit:         Kinetics Mutual Funds, Inc.
                           The Kinetics Government Money Market Fund
                           (Shareholder Name/Account Registration)
                           (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

Investing Through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

How to Redeem Shares

In General
You may redeem part or all of the Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:



Regular Mail                                Overnight or Express Mail
-------------------------------------------------------------------------------


Kinetics Mutual Funds, Inc.                 Kinetics Mutual Funds, Inc.
The Kinetics Government Money               The   Kinetics   Government   Money
Market Fund                                 Market Fund
c/o U.S. Bancorp Fund Services, LLC         c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                                615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                    Milwaukee, WI 53202

Requests for redemption in "good order" must:

o    indicate the name of the Fund,
o be signed exactly as the shares are registered, including the signature of each owner,
o    specify the number of shares or dollar amount to be redeemed,
o    indicate your account registration number, and
o    include your social security number or tax identification number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number
o    the name in which your account is registered
o the social security or tax identification number under which the account is registered
o    the address of the account holder, as stated in the New Account Application
     Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Checkwriting
On your New Account Application Form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. If you select to use the checkwriting privilege, the initial book will be given to you at no additional charge. There will be a $5 charge for any subsequent books. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

The Fund's Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 1-800-930-3828 to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Exchange Privilege

You can exchange your shares in the Money Market Fund for like shares of any other Fund offered by the Company (e.g., No Load class for No Load class shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Notwithstanding the above, Advisor class A shares of the Company's other Funds may exchange into and out of the No Load class of the Money Market Fund because the Money Market Fund does not offer Advisor class A shares. In all cases, shareholders will be required to pay a sales charge only once.

Call (800) 930-3828 to learn more about the other mutual funds or classes offered by the Company and about exercising your exchange privilege.


Distributions and Taxes

Distributions
Distributions to shareholders of the Fund are generally paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive all of your distributions in cash.

The Fund will ordinarily declare dividends from net investment income on a daily basis and distribute those dividends monthly. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income reinvested or paid in cash to the shareholder during the calendar year.

If you select cash distributions and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

Taxes
The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. The tax treatment of distributions treated as ordinary income will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 30% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc., an affiliate of Kinetics, 1311 Mamaroneck Avenue, Suite 130, White Plains, New York 10605, is the distributor for the shares of the Funds. Kinetics Funds Distributor, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agent
Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

Fund Administrator
Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to U.S. Bancorp Fund Services, LLC ("USBFS") for certain sub-administrative services rendered to the Fund by USBFS.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant U.S. Bank, N.A. serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. USBFS, the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio's objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

Counsel and Independent Accountants

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as independent auditors for the Fund for the year ending December 31, 2002.

Financial Highlights

The financial highlights table set forth below is intended to help you understand the Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the table represents the rates that an investor would have earned (or lost) on an investment in the Money Market Fund (assuming reinvestment of all dividends and distributions). The financial information provided has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements that are included in the Fund's annual report, is available upon request.



The Kinetics Government Money Market Fund

                                              For the Year Ended February 3, 2000(1)
                                              December 31, 2001       through
                                                                 December 31, 2000
                                              ------------------ ---------------------
PER SHARE DATA(2)
Net asset value beginning of period            $      1.00        $      1.00
Net investment income                                 0.02               0.04
Net gains or losses on securities                     --                 --
(both realized and unrealized)
                                              ------------------ ---------------------
Total from investment operations                      0.02               0.04
Dividends
(from net investment income)                         (0.02)             (0.04)
Distributions (from capital gains)                    --                 --
                                              ------------------ ---------------------
Total distributions                                  (0.02)             (0.04)
                                              ------------------ ---------------------
Net asset value end of period                  $      1.00        $      1.00
                                              ================== =====================
Total Return                                          2.36%              4.20%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                   $ 94,886           $ 21,532
---------------------------------------------------------------- ---------------------
Gross ratio of expenses to average net assets
(excluding waivers)                                   1.35%              1.43%(4)
Net ratio of expenses to average net assets           1.24%              1.25%(4)
Gross ratio of net income  to average net             2.12%              4.61%(4)
assets (excluding waivers)
Net ratio of net income to average net                2.23%              4.79%(4)
assets
Portfolio turnover rate                                 N/A                N/A


(1)  Commencement of operations.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3)  Not Annualized.
(4)  Annualized.



Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund
--------------------------------------------------------------------------------


Investment Adviser,                     Kinetics Asset Management, Inc.
Administrator,                          1311 Mamaroneck Avenue
and Shareholder Servicing Agent         White Plains, NY 10605

Legal Counsel                           Spitzer & Feldman P.C.
                                        405 Park Avenue
                                        New York, NY 10022

Independent Accountants                 PricewaterhouseCoopers LLP
                                        100 East Wisconsin Avenue, Suite 1500
                                        Milwaukee, WI 53202


Transfer Agent, Fund Accountant,        U.S. Bancorp Fund Services, LLC
and Sub-Administrator                   615 East Michigan Street
                                        Milwaukee, WI 53202

Custodian                               U.S. Bank, N.A.
                                        615 East Michigan Street
                                        Milwaukee, WI 53202

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated May 1, 2002
The SAI of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

Telephone:                 Internet:
(800) 930-3828             http://www.kineticsfunds.com

Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:
You may review and obtain copies of Kinetic Mutual Funds information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                      1940 Act File No.811-09303